UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	7/31/15

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus
Inflation Adjusted
Securities Fund

ANNUAL REPORT July 31, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
26	Report of Independent Registered Public Accounting Firm
27	Important Tax Information
28	Information About the Renewal of the Fund’s Management Agreement
33	Board Members Information
36	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Inflation Adjusted
Securities Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Inflation Adjusted Securities Fund, covering the 12-month period from August 1, 2014, through July 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile on their way to posting mixed returns over the reporting period. U.S. bonds rallied in late 2014 amid robust investor demand and global economic weakness, but bond prices soon reversed course in anticipation of stronger domestic and global economic conditions in the spring and summer of 2015. Stocks also encountered a degree of turbulence at times, but the recovering U.S. economy enabled them to produce positive results for the reporting period overall.

We expect economic uncertainty and bouts of market volatility to persist over the near term as some European countries continue to struggle with heavy debt burdens, China addresses a stubborn economic slowdown and stock market correction, geopolitical conflicts flare across the Middle East, and U.S. investors await the first in a series of short-term interest rate hikes.We remain more optimistic regarding the domestic economy’s longer-term outlook, which should be supported by improved consumer and business confidence as well as aggressively accommodative monetary policies from many of the world’s major central banks. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
August 17, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2014, through July 31, 2015, as provided by Robert Bayston, CFA, David Horsfall, CFA, and Nate Pearson, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended July 31, 2015, Dreyfus Inflation Adjusted Securities Fund’s Class I shares produced a total return of -2.24%, Investor shares returned -2.52%, and Class Y shares returned -2.19%.1 In comparison, the fund’s benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index (the “Index”), produced a -1.80% total return for the same period.2

Treasury Inflation Protected Securities (“TIPS”) lost a degree of value amid fluctuating long-term interest rates. The fund underperformed its benchmark due, in part, to security selection.

The Fund’s Investment Approach

The fund seeks returns that exceed the rate of inflation.To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in inflation-indexed securities, which are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation. The fund invests primarily in high-quality, U.S. dollar-denominated, inflation-indexed securities.To a limited extent, the fund may invest in foreign currency-denominated, inflation-protected securities and other fixed income securities not adjusted for inflation, which are rated investment grade or the unrated equivalent determined by Dreyfus. These other securities may include U.S. government bonds and notes, corporate bonds, mortgage-related securities, and asset-backed securities. The fund seeks to keep its average effective duration between two and ten years, and the fund may invest in securities of any maturity without restriction.

Interest Rate Volatility and Low Inflation Hurt TIPS

The final months of 2014 were characterized by generally robust U.S. economic growth.While long-term interest rates tend to rise in a recovering economy, persistent global economic weakness and aggressively accommodative monetary policies in overseas markets supported a surge in demand from foreign investors for U.S.Treasury

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

securities, keeping rates low. Meanwhile, inflation expectations remained low in an environment of plummeting energy prices. Consequently, TIPS generally underperformed nominal Treasuries over the reporting period’s first half.

Economic conditions changed in early 2015 when harsh winter weather, lower oil prices, and a strengthening U.S. dollar weighed on U.S. GDP growth. Yet, bond yields began to climb in February as supply-and-demand influences normalized in the bond market. Moreover, the winter’s economic drags proved transitory, and the recovery regained traction in the spring. Domestic labor markets resumed their gains, housing markets strengthened, oil prices rebounded, and currency exchange rates stabilized. Consequently, U.S.Treasury securities generally lost value as long-term yields moved steadily higher through the reporting period’s end.

Although inflationary pressures remained muted over the reporting period’s second half, the “breakeven rate” — the difference between yields on nominal U.S.Treasury securities and real yields on TIPS — gradually increased through June as the economic recovery gained momentum. However, most of those gains were erased by renewed volatility in July, and returns from TIPS mildly lagged their nominal counterparts for the reporting period overall.

Fund Strategies Produced Mixed Results

Early in the reporting period, we maintained the fund’s average duration in a shorter position than that of the benchmark, which prevented the fund from participating more fully in the market rally from late 2014 through January 2015.We subsequently reduced the fund’s average duration to a market-neutral posture, which helped mitigate the impact of rising rates over the reporting period’s second half. In addition, while our security selection strategy dampened the fund’s relative results during the spring and summer of 2015, an emphasis on seven-year maturities and underweighted exposure to TIPS with 10-year maturities enabled the fund to cushion weakness at the longer end of the market’s maturity range.

A Market-Neutral Investment Posture

The U.S. economy grew at an estimated 2.3% annualized rate during the second quarter of 2015, and signs of higher wage growth could boost the inflation rate closer to the Federal Reserve Board (the “Fed”)’s 2% target. These developments have supported widespread expectations among investors that the Fed will soon

4

begin to raise short-term interest rates, perhaps as early as its September meeting. We also note that the Fed has indicated that any rate hikes are likely to be modest and gradual, and that TIPS ended the reporting period with attractive valuations compared to nominal U.S.Treasury securities.

The impact on TIPS of a less accommodative monetary policy is currently uncertain. On one hand, higher rates may dampen inflation expectations, which could hurt TIPS compared to nominal Treasuries. On the other hand, some maturity ranges could benefit if short-term rates rise and longer-term rates remain stable.Therefore, as of the reporting period’s end, we have maintained a generally market-neutral investment posture, but we are prepared to move quickly in adjusting the fund’s interest-rate and security selection strategies as market conditions evolve.

August 17, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Interest payments on inflation-protected bonds will vary as the bond’s principal value is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. Any increase in the principal amount of an inflation-protected bond (which follows a rise in the relevant inflation index), will be considered taxable ordinary income, even though investors do not receive their principal until maturity. During periods of rising interest rates and flat or declining inflation rates, inflation-protected bonds can underperform. Inflation-protected bonds issued by corporations generally do not guarantee repayment of principal. Investing internationally involves special risk, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. Investments in foreign currencies are subject to the risk that those currencies will decline in relative value to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

The fund may use derivative instruments, such as options, futures, and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 Source: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The
Barclays U.S.Treasury Inflation Protected Securities (TIPS) 1-10Year Index is a rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S.Treasury with one to ten years of remaining maturity. It is the component (subset) of Barclays U.S.Treasury Inflation Protected Securities (TIPS). Investors
cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

†	Source: Lipper Inc.
††	The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class I shares for the period prior to 7/1/13 (the inception date for ClassY shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Investor, Class I and Class Y shares of Dreyfus Inflation Adjusted Securities Fund on 7/31/05 to a $10,000 investment made in the Barclays U.S.Treasury Inflation Protected Securities 1-10 Year Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested. The fund’s performance shown in the line graph above takes into account all applicable fees and expenses on all classes. The Index is a rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury with 1-10 years of remaining maturity. It is the component (Subset) of Barclays U.S.Treasury Inflation-Protected Securities (TIPS). Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 7/31/15
	Inception
	Date	1 Year	5 Years	10 Years
Investor shares	10/31/02	–2.52%	2.41%	3.70%
Class I shares	10/31/02	–2.24%	2.72%	3.99%
Class Y shares	7/1/13	–2.19%	2.74%†	4.00%†
Barclays U.S. Treasury Inflation
Protected Securities
1-10 Year Index		–1.80%	2.25%	3.85%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

† The total return performance figures presented for ClassY shares of the fund reflect the performance of the fund’s
Class I shares for the period prior to 7/1/13 (the inception date for ClassY shares).

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Inflation Adjusted Securities Fund from February 1, 2015 to July 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended July 31, 2015

	Class I Shares	Investor Shares	Class Y Shares
Expenses paid per $1,000†	$2.56	$3.64	$2.02
Ending value (after expenses)	$982.10	$981.20	$982.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended July 31, 2015

	Class I Shares	Investor Shares	Class Y Shares
Expenses paid per $1,000†	$2.61	$3.71	$2.06
Ending value (after expenses)	$1,022.22	$1,021.12	$1,022.76

† Expenses are equal to the fund’s annualized expense ratio of .52% for Class I, .74% for Investor Shares and .41%
for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
July 31, 2015

	Principal
Bonds and Notes—99.3%	Amount ($)		Value ($)
U.S. Treasury Inflation Protected Securities:
0.13%, 4/15/17	18,743,312	[a,b]	18,828,238
0.13%, 4/15/19	18,274,927	[a]	18,350,604
0.13%, 4/15/20	11,249,635	[a,b]	11,250,512
0.13%, 1/15/22	27,969,829	[a]	27,620,206
0.13%, 7/15/22	6,219,089	[a,b]	6,151,556
0.13%, 1/15/23	7,936,766	[a]	7,774,309
0.38%, 7/15/23	8,117,327	[a,b]	8,117,960
0.63%, 7/15/21	13,809,165	[a]	14,161,947
0.63%, 1/15/24	17,735,869	[a,b]	17,976,970
1.25%, 7/15/20	16,386,307	[a]	17,370,764
1.38%, 7/15/18	5,160,215	[a]	5,420,646
2.13%, 1/15/19	14,142,009	[a]	15,241,324
2.38%, 1/15/25	10,564,058	[a,b]	12,392,136
Total Bonds and Notes
(cost $185,156,812)			180,657,172

Other Investment—.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,101,095)	1,101,095	[c]	1,101,095

Total Investments (cost $186,257,907)	99.9%		181,758,267

Cash and Receivables (Net)	.1%		272,477

Net Assets	100.0%		182,030,744

a Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b Security, or portion thereof, on loan.At July 31, 2015, the value of the fund’s securities on loan was $68,518,040 and the value of the collateral held by the fund was $70,045,849, consisting of U.S. Government & Agency securities.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Government & Agencies	99.3	Money Market Investments	.6
			99.9

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2015

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $68,518,040)—Note 1(b):
Unaffiliated issuers		185,156,812	180,657,172
Affiliated issuers		1,101,095	1,101,095
Cash			140,543
Receivable for shares of Common Stock subscribed			256,847
Dividends, interest and securities lending income receivable			71,979
Prepaid expenses			14,807
			182,242,443
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)			70,068
Payable for shares of Common Stock redeemed			75,223
Accrued expenses			66,408
			211,699
Net Assets ($)			182,030,744
Composition of Net Assets ($):
Paid-in capital			198,102,429
Accumulated distributions in excess of investment income—net			(291)
Accumulated net realized gain (loss) on investments			(11,571,754)
Accumulated net unrealized appreciation
(depreciation) on investments			(4,499,640)
Net Assets ($)			182,030,744

Net Asset Value Per Share
	Class I Shares	Investor Shares	Class Y Shares
Net Assets ($)	20,099,054	21,488,499	140,443,191
Shares Outstanding	1,606,396	1,719,326	11,225,280
Net Asset Value Per Share ($)	12.51	12.50	12.51

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Year Ended July 31, 2015

Investment Income ($):
Income:
Interest	1,024,138
Income from securities lending—Note 1(b)	18,362
Dividends;
Affiliated issuers	1,152
Total Income	1,043,652
Expenses:
Management fee—Note 3(a)	599,809
Shareholder servicing costs—Note 3(b)	106,985
Professional fees	57,943
Directors’ fees and expenses—Note 3(c)	53,351
Registration fees	48,096
Prospectus and shareholders’ reports	19,677
Custodian fees—Note 3(b)	17,529
Loan commitment fees—Note 2	2,081
Miscellaneous	22,617
Total Expenses	928,088
Less—reduction in fees due to earnings credits—Note 3(b)	(14)
Net Expenses	928,074
Investment Income—Net	115,578
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(5,090,249)
Net unrealized appreciation (depreciation) on investments	(163,559)
Net Realized and Unrealized Gain (Loss) on Investments	(5,253,808)
Net (Decrease) in Net Assets Resulting from Operations	(5,138,230)

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended July 31,
	2015	2014
Operations ($):
Investment income—net	115,578	5,826,240
Net realized gain (loss) on investments	(5,090,249)	(1,352,926)
Net unrealized appreciation
(depreciation) on investments	(163,559)	788,268
Net Increase (Decrease) in Net Assets
Resulting from Operations	(5,138,230)	5,261,582
Dividends to Shareholders from ($):
Investment income—net:
Class I Shares	(177,999)	(4,357,105)
Investor Shares	(160,646)	(501,079)
Class Y Shares	(1,353,505)	(313,145)
Total Dividends	(1,692,150)	(5,171,329)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class I Shares	16,150,219	46,799,725
Investor Shares	5,366,351	4,441,800
Class Y Shares	55,634,203	171,960,181
Dividends reinvested:
Class I Shares	95,335	1,411,212
Investor Shares	155,202	481,408
Class Y Shares	374,968	105,612
Cost of shares redeemed:
Class I Shares	(29,110,224)	(320,596,689)
Investor Shares	(10,052,111)	(14,691,581)
Class Y Shares	(80,174,612)	(1,835,639)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(41,560,669)	(111,923,971)
Total Increase (Decrease) in Net Assets	(48,391,049)	(111,833,718)
Net Assets ($):
Beginning of Period	230,421,793	342,255,511
End of Period	182,030,744	230,421,793
Undistributed (distributions in excess of)
investment income—net	(291)	1,481,645

12

		Year Ended July 31,
	2015	2014
Capital Share Transactions:
Class I Shares[a]
Shares sold	1,280,154	3,683,590
Shares issued for dividends reinvested	7,508	110,337
Shares redeemed	(2,282,189)	(25,066,715)
Net Increase (Decrease) in Shares Outstanding	(994,527)	(21,272,788)
Investor Shares
Shares sold	425,417	346,988
Shares issued for dividends reinvested	12,210	37,569
Shares redeemed	(801,030)	(1,155,729)
Net Increase (Decrease) in Shares Outstanding	(363,403)	(771,172)
Class Ya
Shares sold	4,389,505	13,320,069
Shares issued for dividends reinvested	29,496	8,188
Shares redeemed	(6,379,954)	(142,102)
Net Increase (Decrease) in Shares Outstanding	(1,960,953)	13,186,155

a During the period ended July 31, 2014, 12,675,571 Class I shares representing $163,641,624 were exchanged for 12,675,571 ClassY shares.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended July 31,
Class I Shares	2015	2014	2013 [a]	2012	2011
Per Share Data ($):
Net asset value, beginning of period	12.89	12.80	14.42	13.68	12.83
Investment Operations:
Investment income—net[b]	.01	.28	.26	.34	.62
Net realized and unrealized
gain (loss) on investments	(.30)	.07	(1.07)	.89	.76
Total from Investment Operations	(.29)	.35	(.81)	1.23	1.38
Distributions:
Dividends from investment income—net	(.09)	(.26)	(.28)	(.37)	(.50)
Dividends from net realized
gain on investments	—	—	(.53)	(.12)	(.03)
Total Distributions	(.09)	(.26)	(.81)	(.49)	(.53)
Net asset value, end of period	12.51	12.89	12.80	14.42	13.68
Total Return (%)	(2.24)	2.76	(6.01)	9.16	10.95
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.52	.40	.37	.37	.40
Ratio of net expenses
to average net assets	.52	.40	.37	.37	.40
Ratio of net investment income
to average net assets	.05	2.23	1.85	2.45	4.71
Portfolio Turnover Rate	53.54	74.65	131.32	97.40	138.50
Net Assets, end of period ($ x 1,000)	20,099	33,537	305,695	308,977	206,693

a Effective July 1, 2013, the existing Institutional shares were redesignated as Class I shares.
b Based on average shares outstanding.

See notes to financial statements.

14

		Year Ended July 31,
Investor Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	12.90	12.81	14.42	13.68	12.83
Investment Operations:
Investment income (loss)—net[a]	(.03)	.24	.20	.29	.51
Net realized and unrealized
gain (loss) on investments	(.29)	.07	(1.05)	.89	.82
Total from Investment Operations	(.32)	.31	(.85)	1.18	1.33
Distributions:
Dividends from investment income—net	(.08)	(.22)	(.23)	(.32)	(.45)
Dividends from net realized
gain on investments	—	—	(.53)	(.12)	(.03)
Total Distributions	(.08)	(.22)	(.76)	(.44)	(.48)
Net asset value, end of period	12.50	12.90	12.81	14.42	13.68
Total Return (%)	(2.52)	2.44	(6.26)	8.80	10.60
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.74	.72	.70	.70	.73
Ratio of net expenses
to average net assets	.74	.72	.70	.70	.73
Ratio of net investment income
(loss) to average net assets	(.25)	1.92	1.40	2.05	3.90
Portfolio Turnover Rate	53.54	74.65	131.32	97.40	138.50
Net Assets, end of period ($ x 1,000)	21,488	26,864	36,559	63,053	46,476

a Based on average shares outstanding.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

		Year Ended July 31,
Class Y Shares	2015	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	12.89	12.81	12.76
Investment Operations:
Investment income—net[b]	.01	.28	.03
Net realized and unrealized
gain (loss) on investments	(.29)	.06	.05
Total from Investment Operations	(.28)	.34	.08
Distributions:
Dividends from investment income—net	(.10)	(.26)	(.03)
Net asset value, end of period	12.51	12.89	12.81
Total Return (%)	(2.19)	2.72	.60	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.41	.39	.36	[d]
Ratio of net expenses to average net assets	.41	.39	.36	[d]
Ratio of net investment income
to average net assets	.11	2.24	2.36	[d]
Portfolio Turnover Rate	53.54	74.65	131.32
Net Assets, end of period ($ x 1,000)	140,443	170,021	1

a	From July 1, 2013 (commencement of initial offering) to July 31, 2013.
b	Based on average shares outstanding.
c	Not annulalized.
d	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Inflation Adjusted Securities Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek returns that exceed the rate of inflation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 1.1 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class I (500 million shares authorized), Investor (500 million shares authorized) and Class Y (100 million shares authorized). Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Investor shares are subject to a Shareholder Services Plan fee. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

18

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the proce-

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

dures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	1,101,095	—	—	1,101,095
U.S. Treasury	—	180,657,172	—	180,657,172

At July 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the

20

market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended July 31, 2015, The Bank of New York Mellon earned $4,740 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended July 31, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	7/31/2014 ($)	Purchases ($)	Sales ($)	7/31/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,369,700	44,225,659	44,494,264	1,101,095.6

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended July 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended July 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended July 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At July 31, 2015, the components of accumulated earnings on a tax basis were as follows: accumulated capital losses $10,465,270 and unrealized depreciation $5,606,415.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2015. The fund has $7,198,962 of short-term capital losses and $3,266,308 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended July 31, 2015 and July 31, 2014 were as follows: ordinary income $1,692,150 and $5,171,329, respectively.

During the period ended July 31, 2015, as a result of permanent book to tax differences, primarily due to the tax treatment for treasury inflation-protected securities, the fund increased accumulated undistributed investment income-net by $94,636, decreased accumulated

22

net realized gain (loss) on investments by $58,174 and decreased paid-in capital by $36,462. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended July 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended July 31, 2015, the fund was charged $64,712 pursuant to the Shareholder Services Plan.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended July 31, 2015, the fund was charged $9,742 for transfer agency services and $326 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $14.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended July 31, 2015, the fund was charged $17,529 pursuant to the custody agreement.

During the period ended July 31, 2015, the fund was charged $11,591 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $46,851, Shareholder Services Plan fees $5,256, custodian fees $12,000, Chief Compliance Officer fees $4,225 and transfer agency fees $1,736.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

24

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended July 31, 2015, amounted to $106,787,849 and $150,254,399, respectively.

At July 31, 2015, the cost of investments for federal income tax purposes was $187,364,682; accordingly, accumulated net unrealized depreciation on investments was $5,606,415, consisting of $146,391 gross unrealized appreciation and $5,752,806 gross unrealized depreciation.

The Fund 25

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Inflation Adjusted Securities Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Inflation Adjusted Securities Fund (one of the series comprising Dreyfus Investment Grade Funds, Inc.) as of July 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Inflation Adjusted Securities Fund at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
September 28, 2015

26

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 100% of ordinary income dividends paid during the fiscal year ended July 31, 2015 as qualifying “interest-related dividends.”Also, for state individual income tax purposes, the fund hereby reports 100% of the ordinary income dividends paid during its fiscal year ended July 31, 2015 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California, Connecticut and the District of Columbia.

The Fund 27

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 22-23, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

28

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or below the Performance Group and Performance Universe medians for all periods (ranking lowest in the Performance Group in the three-year period). The Board also noted that the fund’s yield performance was above the Performance Group and the Performance Universe medians for eight of the ten one-year periods ended May 31 (ranking highest in the Performance Group in two of the periods). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and noted that the fund’s performance was above the returns of the index in six of the ten years shown.

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was at the Expense Group median and above the Expense Universe median and the fund’s total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

30

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board expressed some concern about the fund’s relative total return performance and agreed to closely monitor performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

32

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 145
———————
Francine J. Bovich (63)
Board Member (2015)†
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
Other Public Company Board Membership During Past 5Years:
• Annaly Capital Management, Inc., Board Member (May 2014-present)
No. of Portfolios for which Board Member Serves: 82
† Francine J. Bovich was elected as a Board Member on April 30, 2015.
———————
Nathan Leventhal (72)
Board Member (2009)
Principal Occupation During Past 5Years:
• President Emeritus of Lincoln Center for the Performing Arts (2001-present)
• Chairman of the Avery Fisher Artist Program (1997-2014)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Membership During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 52

The Fund 33

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Robin A. Melvin (51)
Board Member (2014)
Principal Occupation During Past 5Years:
• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; board member since 2013)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances
(1995-2012)
No. of Portfolios for which Board Member Serves: 115
———————
Roslyn M. Watson (65)
Board Member (2014)
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 68
———————
Benaree Pratt Wiley (69)
Board Member (2009)
Principal Occupation During Past 5Years:
• Principal,The Wiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Membership During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 68

34

INTERESTED BOARD MEMBERS

J. Charles Cardona (59)
Board Member (2014)
Principal Occupation During Past 5Years:
• President and a Director of the Manager (2008-present), Chairman of the Distributor (2013-
present; previously, Executive Vice President, 1997-2013), President of Dreyfus Institutional
Services Division
No. of Portfolios for which Board Member Serves: 38
J. Charles Cardona is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with The Dreyfus Corporation.
———————
Gordon J. Davis (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Membership During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-2014)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)
No. of Portfolios for which Board Member Serves: 64
Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with Venable LLP, which provides legal services to the fund.
———————
Isabel P. Dunst (68)
Board Member (2014)
Principal Occupation During Past 5Years:
• Of Counsel to the law firm of Hogan Lovells LLP (2015-present; previously, Partner, 1990-2014)
No. of Portfolios for which Board Member Serves: 38
Isabel P. Dunst is deemed to be an “interested person” (as defined under the Act) of the Company as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
George L. Perry, Emeritus Board Member

The Fund 35

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 145 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Deputy General Counsel, Investment Management, of BNY Mellon since August 2014; Chief Legal Officer of the Manager since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010 .

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. She is 59 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1991.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since July 2014.

36

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 39 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 170 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

The Fund 37

For More Information

Telephone 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Dreyfus
Intermediate
Term Income Fund

ANNUAL REPORT July 31, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
23	Statement of Financial Futures
24	Statement of Options Written
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
30	Financial Highlights
34	Notes to Financial Statements
54	Report of Independent Registered Public Accounting Firm
55	Important Tax Information
56	Information About the Renewal of the Fund’s Management Agreement
61	Board Members Information
64	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Intermediate
Term Income Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Intermediate Term Income Fund, covering the 12-month period from August 1, 2014, through July 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile on their way to posting mixed returns over the reporting period. U.S. bonds rallied in late 2014 amid robust investor demand and global economic weakness, but bond prices soon reversed course in anticipation of stronger domestic and global economic conditions in the spring and summer of 2015. Stocks also encountered a degree of turbulence at times, but the recovering U.S. economy enabled them to produce positive results for the reporting period overall.

We expect economic uncertainty and bouts of market volatility to persist over the near term as some European countries continue to struggle with heavy debt burdens, China addresses a stubborn economic slowdown and stock market correction, geopolitical conflicts flare across the Middle East, and U.S. investors await the first in a series of short-term interest rate hikes.We remain more optimistic regarding the domestic economy’s longer-term outlook, which should be supported by improved consumer and business confidence as well as aggressively accommodative monetary policies from many of the world’s major central banks. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
August 17, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2014, through July 31, 2015, as provided by David Horsfall and David Bowser, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended July 31, 2015, Dreyfus Intermediate Term Income Fund’s Class A shares produced a total return of 0.97%, Class C shares returned 0.24%, Class I shares returned 1.31%, and ClassY shares returned 1.36%.1 In comparison, the fund’s benchmark, the Barclays U.S. Aggregate Bond Index, achieved a total return of 2.82% for the same period.2

Fixed income securities encountered heightened volatility during the reporting period amid changing economic sentiment and supply-and-demand dynamics. Overweighted exposure to investment-grade corporate bonds weighed on the fund’s results compared to the benchmark.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income.To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities of U.S. and foreign issuers rated at least investment grade or the unrated equivalent as determined by Dreyfus.These securities include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including CMOs), and foreign bonds. Typically, the fund can be expected to have an average effective maturity ranging between five and ten years, and an average effective duration ranging between three and eight years. For additional yield, the fund may invest up to 20% of its assets in fixed income securities rated below investment grade (“high yield” or “junk bonds”) to as low as Caa/CCC or the unrated equivalent as determined by Dreyfus. The fund will focus primarily on U.S. securities but may invest up to 30% of its total assets in fixed income securities of foreign issuers, including those of issuers in emerging markets.

After 2014 Rally, Bonds Faltered in 2015

The reporting period began near the start of a bond market rally in which robust demand for U.S. Treasury securities from overseas investors sent long-term interest

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

rates lower. Rates declined through the end of 2014 despite mounting evidence of accelerating economic growth as labor markets, consumer confidence, and business sentiment improved.

Investor demand began to normalize in early 2015, and strong employment data fueled inflation concerns. These developments sent long-term bond yields higher until weaker-than-expected data in other areas of the economy dashed inflation fears. In fact, U.S. GDP expanded at an anemic 0.6% annualized rate over the first quarter of 2015 due to a strengthening U.S. dollar and severe winter weather.These drags proved transitory when the economy showed renewed signs of recovery in the spring, including a 2.3% annualized GDP growth rate for the second quarter. Consequently, long-term U.S. Treasury yields climbed through the reporting period’s end, erasing previous gains.

In this environment, investment-grade corporate bonds fared relatively well early in the reporting period, but a rising supply of newly issued securities and volatile equity markets sparked later declines. Conversely, high yield corporate bonds, commercial mortgage-backed securities, and asset-backed securities held up well amid strong demand from investors seeking competitive yields. In overseas markets, European sovereign bonds responded well to aggressive quantitative easing by the European Central Bank, but bonds issued by some of the region’s more peripheral nations later suffered during a dispute regarding the debt crisis in Greece.

Sector Allocations Dampened Relative Results

The fund’s underperformance compared to its benchmark was mainly due to overweighted exposure to investment-grade corporate bonds, including credits from materials producers hurt by declining global commodity prices. To a lesser extent, the fund encountered shortfalls among sovereign bonds in Europe and Australia. In addition, a modestly short average duration prevented the fund from participating fully in the late-2014 bond market rally. Better duration-related results in 2015 were not enough to offset earlier weakness.

On the other hand, the fund added value over the reporting period through overweighted positions and favorable security selections among commercial mortgage-backed securities and asset-backed securities. The fund also benefited from its positions in foreign currencies, including overweighted exposure to the strengthening U.S. dollar.

4

At times, the fund employed interest-rate futures to establish its duration positioning and currency forward contracts to hedge its currency positions.

Anticipating Higher Short-Term Rates

The U.S. economic recovery has regained traction, and the Federal Reserve Board is widely expected to begin raising short-term interest rates later this year, perhaps as soon as its September meeting. Therefore, we have maintained the fund’s modestly short average duration. In addition, we have trimmed its holdings of European sovereign bonds, and we have maintained underweighted exposure to U.S. Treasuries and residential mortgage-backed securities. We recently increased the fund’s exposure to investment-grade corporate bonds when valuations became more attractive. We have retained overweighted exposure to high yield bonds, commercial mortgages, and asset-backed securities, which historically have responded more to underlying business fundamentals than changing interest rates.

August 17, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity. Investing internationally involves special risk, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

The fund may use derivative instruments, such as options, futures, and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for Class I andY shares reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation which may be terminated after December 1, 2015. Had these expenses not been absorbed, the returns would have been lower.
2 Source: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The
Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S.
government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of one to ten years. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

†	Source: Lipper Inc.
††	The total return figures presented for Class C shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 5/13/08 (the inception date for Class C shares).
The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 7/1/13 (the inception date for ClassY shares), not reflecting the applicable sales charges for
Class A shares.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and Class Y shares of Dreyfus Intermediate Term Income Fund on 7/31/05 to a $10,000 investment made in the Barclays U.S. Aggregate Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund invests primarily in debt securities and securities with debt-like characteristics of domestic and foreign issuers and maintains an average effective maturity ranging between five and ten years and an average effective duration ranging between three and eight years.The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 7/31/15
	Inception
	Date	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.5%)	2/2/96	–3.60%	2.77%	4.20%
without sales charge	2/2/96	0.97%	3.72%	4.68%
Class C shares
with applicable redemption charge †	5/13/08	–0.75%	2.97%	4.12%††
without redemption	5/13/08	0.24%	2.97%	4.12%††
Class I shares	5/31/01	1.31%	4.03%	4.98%
Class Y shares	7/1/13	1.36%	3.89%††	4.77%††
Barclays U.S. Aggregate Bond Index		2.82%	3.27%	4.61%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for Class C shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 5/13/08 (the inception date for Class C shares).
The total return performance figures presented for ClassY shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 7/1/13 (the inception date for ClassY shares), not reflecting the applicable sales charges for Class A shares.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Term Income Fund from February 1, 2015 to July 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended July 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 4.37	$ 7.94	$ 2.75	$ 2.51
Ending value (after expenses)	$ 981.30	$ 977.70	$ 982.20	$ 983.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended July 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 4.46	$ 8.10	$ 2.81	$ 2.56
Ending value (after expenses)	$ 1,020.38	$ 1,016.76	$ 1,022.02	$ 1,022.27

† Expenses are equal to the fund’s annualized expense ratio of .89% for Class A, 1.62% for Class C, .56% for
Class I and .51% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
July 31, 2015

	Coupon	Maturity	Principal
Bonds and Notes—114.9%	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Auto Receivables—5.0%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	4,275,000		4,268,053
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	2,190,000		2,208,751
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	2,970,000		3,023,677
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	5,965,000		6,114,036
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	6,895,000		7,078,314
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	6,240,000		6,283,898
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	2,935,000		2,928,280
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	3,980,000		4,001,747
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	4,545,000		4,590,827
Santander Drive Auto Receivables
Trust, Ser. 2012-2, Cl. C	3.20	2/15/18	272,590		274,299
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	476,743		479,180
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	2,742,649		2,776,160
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	3,235,000		3,304,520
					47,331,742
Asset-Backed Ctfs./
Home Equity Loans—.2%
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	11/25/34	468,864	[b]	479,274
First NLC Trust,
Ser. 2005-2, Cl. M1	0.67	9/25/35	1,775,000	[b]	1,702,641
					2,181,915

The Fund 9

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Manufactured Housing—.1%
Origen Manufactured Housing
Contract Trust, Ser. 2005-B, Cl. M2	6.48	1/15/37	878,922		946,773
Casinos & Gaming—.5%
International Game Technology,
Sr. Scd. Notes	6.25	2/15/22	5,165,000	[c]	5,106,894
Commercial Mortgage
Pass-Through Ctfs.—7.2%
Aventura Mall Trust,
Ser. 2013-AVM, Cl. C	3.87	12/5/32	6,550,000	[b,c]	6,783,858
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. AM	3.53	2/10/48	2,535,000		2,571,136
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. C	3.54	3/10/31	2,645,000	[c]	2,645,328
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. B	3.73	3/10/31	2,235,000	[c]	2,301,497
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. B	4.18	9/15/37	7,105,000	[c]	7,467,753
Credit Suisse Mortgage Trust,
Ser. 2014-USA Cl. C	4.34	9/15/37	3,500,000	[c]	3,664,673
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E	4.37	9/15/37	2,800,000	[c]	2,606,787
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. D	4.37	9/15/37	2,650,000	[c]	2,634,289
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. C7	3.90	12/5/31	6,430,000	[c]	6,512,005
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. BFX	3.38	12/15/19	1,410,000	[b,c]	1,429,077
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. DFX	3.38	12/15/19	3,180,000	[b,c]	3,148,143
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	4,835,000	[c]	4,879,364
Houston Galleria Mall Trust,
Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/37	865,000	[c]	856,753
Houston Galleria Mall Trust,
Ser. 2015-HGLR, Cl. B	3.19	3/5/37	3,435,000	[c]	3,365,702

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2013-LC11, Cl. C	3.96	4/15/46	2,305,000	[b]	2,299,949
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A5	4.08	2/15/47	4,790,000		5,159,434
Motel 6 Trust,
Ser. 2015-MTL6, Cl. A2A2	2.61	2/5/30	6,500,000	[c]	6,517,150
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	1,815,000		1,892,558
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	1,050,000		1,132,439
					67,867,895
Consumer Discretionary—3.4%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	500,000		514,407
21st Century Fox America,
Gtd. Debs.	7.63	11/30/28	2,670,000		3,397,062
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	1,194,000		1,258,924
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	4,110,000	[c]	4,556,897
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	7,104,771	[c]	9,518,418
Numericable-SFR,
Sr. Scd. Bonds	6.00	5/15/22	800,000	[c]	816,000
Numericable-SFR,
Sr. Scd. Bonds	6.25	5/15/24	500,000	[c]	509,725
Sky,
Gtd. Notes	3.75	9/16/24	4,960,000	[c]	4,811,150
TCI Communications,
Sr. Unscd. Debs.	7.88	2/15/26	355,000		482,206
Time Warner,
Gtd. Debs.	5.35	12/15/43	5,790,000		6,045,466
					31,910,255

The Fund 11

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Staples—2.0%
Altria Group,
Gtd. Notes	4.00	1/31/24	805,000		830,472
Altria Group,
Gtd. Notes	4.75	5/5/21	1,475,000		1,602,725
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	921,000		814,882
Kraft Heinz Foods,
Gtd. Notes	3.95	7/15/25	2,355,000	[c]	2,391,658
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	1,795,000	[c]	1,902,226
Reynolds American,
Gtd. Bonds	3.75	5/20/23	3,190,000	[c]	3,141,464
Reynolds American,
Gtd. Notes	4.85	9/15/23	4,595,000		4,889,829
Wm. Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	3,325,000	[c]	3,424,115
					18,997,371
Energy—5.2%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	2,485,000		2,717,668
Continental Resources,
Gtd. Notes	3.80	6/1/24	1,955,000		1,724,220
Continental Resources,
Gtd. Notes	4.90	6/1/44	1,465,000		1,157,379
Continental Resources,
Gtd. Notes	5.00	9/15/22	2,965,000		2,827,869
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	3,090,000		3,092,457
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	3,815,000		3,323,407
Ensco,
Sr. Unscd. Notes	4.50	10/1/24	2,505,000	[d]	2,299,698
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	4,450,000		4,372,125
Kinder Morgan,
Gtd. Notes	7.75	1/15/32	7,710,000		8,789,755
Petrobras Global Finance,
Gtd. Notes	5.75	1/20/20	2,185,000		2,112,327

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Energy (continued)
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	3,060,000		3,195,870
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	1,185,000		1,211,950
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	995,000		1,049,187
Talisman Energy,
Sr. Unscd. Bonds	3.75	2/1/21	1,915,000		1,881,240
Transocean,
Gtd. Notes	6.38	12/15/21	3,290,000	[b,d]	2,792,388
Unit,
Gtd. Notes	6.63	5/15/21	1,215,000		1,166,400
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	1,870,000		1,760,138
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	2,390,000		2,368,951
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	920,000		928,042
					48,771,071
Financial—16.3%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	6,375,000	[c]	6,485,154
AIG SunAmerica Global Financing X,
Sr. Scd. Notes	6.90	3/15/32	1,175,000	[c]	1,535,796
ARC Properties Operating
Partnership, Gtd. Notes	2.00	2/6/17	2,765,000		2,713,156
ARC Properties Operating
Partnership, Gtd. Notes	3.00	2/6/19	4,495,000		4,307,905
Bank of America,
Sr. Unscd. Notes	1.33	1/15/19	5,720,000	[b]	5,774,334
Bank of America,
Sr. Unscd. Notes	3.88	8/1/25	915,000		925,636
Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	5,280,000		5,416,187
Bank of America,
Sub. Notes	4.25	10/22/26	5,625,000		5,552,049
Bank of America,
Sr. Unscd. Notes	5.00	5/13/21	4,590,000		5,057,083

The Fund 13

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
Bank of America,
Sub. Notes	5.70	5/2/17	785,000		833,344
Bank of America,
Sr. Unscd. Notes	6.40	8/28/17	35,000		38,218
Barclays,
Sub. Notes	4.38	9/11/24	5,220,000		5,104,779
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	1,540,000		1,619,770
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	1,797,000		2,112,517
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	1,331,000		1,681,046
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	1,185,000	[d]	1,229,437
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	2,810,000		2,846,322
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	5,170,000		5,800,585
Citigroup,
Sub. Notes	5.50	9/13/25	10,000		10,969
DDR,
Sr. Unscd. Notes	4.75	4/15/18	3,410,000		3,624,584
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	2,495,000	[c]	2,607,275
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	6,400,000		6,809,907
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.12	3/12/19	8,215,000	[b]	8,161,093
General Electric Capital,
Gtd. Notes	0.80	1/14/19	5,045,000	[b]	5,046,988
Goldman Sachs Group,
Sr. Unscd. Notes	1.37	11/15/18	5,710,000	[b]	5,749,313
Goldman Sachs Group,
Sr. Unscd. Notes	1.88	11/29/23	5,300,000	[b]	5,433,783
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	1,975,000		2,263,461
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	3,985,000		4,125,276

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	4,585,000		4,870,513
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	1,700,000	[c]	1,751,673
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	1,605,000		1,721,329
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,055,000		2,257,705
Liberty Mutual Group,
Gtd. Notes	6.50	5/1/42	1,475,000	[c]	1,768,004
Morgan Stanley,
Sr. Unscd. Bonds	3.70	10/23/24	5,460,000		5,473,945
Morgan Stanley,
Sr. Unscd. Bonds	4.00	7/23/25	825,000		842,200
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	1,215,000		1,369,284
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	3,720,000		3,969,433
Nisource Capital Markets,
Sr. Unscd. Notes	7.86	3/27/17	105,000		113,748
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	5,090,000	[c]	5,285,425
Prudential Financial,
Jr. Sub. Notes	5.88	9/15/42	3,380,000	[b]	3,591,250
Regency Centers,
Gtd. Notes	5.25	8/1/15	1,964,000		1,964,000
Regency Centers,
Gtd. Notes	5.88	6/15/17	210,000		226,356
Royal Bank of
Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	3,770,000		3,776,488
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	5,995,000	[b]	6,627,616
Synchrony Financial,
Sr. Unscd. Notes	3.75	8/15/21	2,285,000		2,299,172
Wells Fargo & Company,
Sub. Notes	4.30	7/22/27	3,470,000		3,536,496
					154,310,604

The Fund 15

STATEMENT OF INVESTMENTS (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental—3.7%
Brazilian Government,
Sr. Unscd. Notes		2.63	1/5/23	5,590,000	[d]	4,877,275
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	7,550,000		1,945,774
Comision Federal de Electricidad,
Sr. Unscd. Notes		4.88	1/15/24	5,030,000	[c]	5,250,062
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	2,825,000	[c]	3,170,808
Korea Development Bank,
Sr. Unscd. Notes		2.25	8/7/17	4,610,000	[d]	4,668,893
Mexican Government,
Sr. Unscd. Notes		4.75	3/8/44	2,550,000		2,486,250
Petroleos Mexicanos,
Gtd. Notes		5.50	1/21/21	4,495,000		4,876,131
Petroleos Mexicanos,
Gtd. Bonds		6.63	6/15/35	15,000		16,125
Portuguese Government,
Unscd. Notes		5.13	10/15/24	2,560,000	[c]	2,711,173
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	1,860,000		2,205,588
Uruguayan Government,
Sr. Unscd. Notes		4.50	8/14/24	2,495,000		2,638,463
						34,846,542
Health Care—1.6%
AmerisourceBergen,
Sr. Unscd. Notes		3.25	3/1/25	1,535,000		1,489,871
Anthem,
Sr. Unscd. Notes		2.30	7/15/18	4,250,000		4,260,115
Becton Dickinson and Company,
Sr. Unscd. Notes		3.73	12/15/24	905,000		901,296
Becton Dickinson and Company,
Sr. Unscd. Notes		4.69	12/15/44	635,000		632,720
CHS/Community Health Systems,
Sr. Scd. Notes		5.13	8/1/21	390,000		405,600
CHS/Community Health Systems,
Gtd. Notes		6.88	2/1/22	365,000		391,462
Fresenius Medical Care US Finance
II, Gtd. Notes		4.13	10/15/20	1,590,000	[c]	1,629,750
Medtronic,
Gtd. Notes		4.63	3/15/45	2,815,000	[c]	2,854,860

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Health Care (continued)
Zimmer Biomet Holdings,
Sr. Unscd. Notes	3.55	4/1/25	2,400,000		2,322,605
					14,888,279
Industrial—.9%
AECOM,
Gtd. Notes	5.75	10/15/22	2,550,000	[c]	2,594,625
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	500,000	[c]	508,304
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	2,995,000	[c]	3,290,945
Waste Management,
Gtd. Notes	6.10	3/15/18	1,700,000		1,894,815
					8,288,689
Information Technology—.0%
Hewlett-Packard,
Sr. Unscd. Notes	6.00	9/15/41	320,000		325,224
Materials—1.9%
Agrium,
Sr. Unscd. Debs.	3.38	3/15/25	1,700,000		1,625,242
Agrium,
Sr. Unscd. Debs.	4.13	3/15/35	1,075,000		986,634
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	2,685,000		1,986,900
Glencore Funding,
Gtd. Notes	4.63	4/29/24	2,460,000	[c]	2,373,162
INEOS Group Holdings,
Scd. Notes	6.13	8/15/18	2,405,000	[c,d]	2,456,106
LYB International Finance,
Gtd. Bonds	4.00	7/15/23	1,855,000		1,889,342
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	3,370,000		3,462,544
Vale Overseas,
Gtd. Notes	4.38	1/11/22	3,240,000	[d]	3,127,248
					17,907,178
Municipal Bonds—1.3%
California,
GO (Build America Bonds)	7.30	10/1/39	3,705,000		5,235,906
Chicago,
GO (Project and Refunding Series)	6.31	1/1/44	920,000		813,814

The Fund 17

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Municipal Bonds (continued)
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	1,605,000		1,523,193
New York City,
GO (Build America Bonds)	5.99	12/1/36	3,830,000		4,725,416
					12,298,329
Residential Mortgage
Pass-Through Ctfs.—.0%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	76,631		78,104
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	557	[b,c]	500
Residential Funding Mortgage
Securities I Trust,
Ser. 2004-S3, Cl. M1	4.75	3/25/19	104,364		103,379
					181,983
Telecommunications—2.9%
Alcatel-Lucent USA,
Gtd. Notes	6.75	11/15/20	2,028,000	[c]	2,187,705
Altice,
Gtd. Notes	7.63	2/15/25	620,000	[c]	609,150
AT&T,
Sr. Unscd. Notes	1.19	11/27/18	4,410,000	[b]	4,427,715
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	1,290,000	[c]	1,219,050
Digicel,
Gtd. Notes	6.75	3/1/23	1,030,000	[c]	990,860
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	4,290,000		4,276,594
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	820,000		815,900
Rogers Communications,
Gtd. Notes	4.10	10/1/23	2,550,000	[d]	2,600,345
T-Mobile USA,
Gtd. Notes	6.13	1/15/22	1,260,000	[d]	1,319,850
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	2,345,000		2,585,269
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	2,025,000		2,400,757

18

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Telecommunications (continued)
West,
Gtd. Notes	5.38	7/15/22	2,790,000	[c]	2,660,963
Wind Acquisition Finance,
Scd. Notes	7.38	4/23/21	790,000	[c]	839,375
					26,933,533
U.S. Government Agency—.0%
Small Business Administration
Participation Ctfs., Gov’t
Gtd. Debs., Ser. 97-J	6.55	10/1/17	28,415		29,642
U.S. Government Agencies/
Mortgage-Backed—25.6%
Federal Home Loan Mortgage Corp:
4.00%			25,755,000	[e,f]	27,346,579
3.50%, 4/1/45			8,353,098	[e]	8,681,740
5.00%, 10/1/18—9/1/40			439,588	[e]	483,383
5.50%, 11/1/22—5/1/40			559,673	[e]	615,614
6.00%, 7/1/17—12/1/37			293,632	[e]	324,369
6.50%, 9/1/29—3/1/32			4,275	[e]	4,899
7.00%, 11/1/31			75,880	[e]	85,818
7.50%, 12/1/25—1/1/31			6,285	[e]	6,724
8.00%, 10/1/19—1/1/28			4,721	[e]	5,628
8.50%, 7/1/30			411	[e]	529
Multiclass Mortgage
Participation Ctfs.,
REMIC, Ser. 51, Cl. E,
10.00%, 7/15/20			41,099	[e]	45,628
Federal National Mortgage Association:
3.00%			25,450,000	[e,f]	26,411,231
3.50%			41,740,000	[e,f]	43,402,295
4.00%			20,645,000	[e,f]	21,964,344
3.50%, 11/1/44—7/1/45			31,674,839	[e]	32,948,002
5.00%, 5/1/18—5/1/42			15,877,369	[e]	17,600,867
5.50%, 8/1/22—8/1/40			6,754,174	[e]	7,627,065
6.00%, 1/1/19—1/1/38			529,073	[e]	591,373
6.50%, 3/1/26—10/1/32			43,623	[e]	50,115
7.00%, 2/1/29—6/1/32			21,371	[e]	24,143
7.50%, 11/1/27—3/1/31			4,783	[e]	5,406
8.00%, 12/1/25			7,842	[e]	8,698
Pass-Through Ctfs., REMIC,
Ser. 1988-16, Cl. B,
9.50%, 6/25/18			13,633	[e]	14,399

The Fund 19

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Government National Mortgage Association I:
3.00%			24,055,000	[f]	24,466,564
4.50%			26,230,000	[f]	28,268,976
5.50%, 4/15/33			847,132		971,361
6.50%, 4/15/28—7/15/32			13,586		15,663
7.00%, 4/15/28—9/15/31			6,004		6,642
7.50%, 12/15/26—11/15/30			1,515		1,539
8.00%, 5/15/26—10/15/30			9,762		10,270
8.50%, 4/15/25			2,650		3,001
9.00%, 10/15/27			7,507		7,647
9.50%, 11/15/17—2/15/25			12,058		12,490
Government National Mortgage Association II:
6.50%, 2/20/31—7/20/31			57,649		68,150
7.00%, 11/20/29			194		236
					242,081,388
U.S. Government Securities—35.5%
U.S. Treasury Bonds:
3.00%, 5/15/45			1,190,000		1,206,734
3.75%, 11/15/43			48,435,000	[d]	56,407,837
U.S. Treasury Floating Rate Notes;
0.20%, 7/31/16			195,330,000	[b,d]	195,379,223
U.S. Treasury Notes:
0.75%, 1/15/17			69,870,000	[d]	70,110,213
0.88%, 7/15/18			1,360,000		1,355,750
1.88%, 10/31/17			4,915,000	[d]	5,037,108
2.75%, 11/15/23			5,535,000		5,815,641
					335,312,506
Utilities—1.6%
AES,
Sr. Unscd. Notes	8.00	6/1/20	1,089,000		1,272,769
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	473,000		503,616
Commonwealth Edison,
First Mortgage Bonds	6.15	9/15/17	60,000		65,902
Consolidated Edison Company of
New York, Sr. Unscd. Debs.,
Ser. 06-D	5.30	12/1/16	675,000		709,240

20

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]			Value ($)
Utilities (continued)
Dynegy,
Gtd. Notes	6.75	11/1/19	380,000	[c]		394,250
Dynegy,
Gtd. Notes	7.38	11/1/22	4,790,000	[c]		4,979,205
Dynegy,
Gtd. Notes	7.63	11/1/24	535,000	[c]		555,063
Enel,
Sub. Bonds	8.75	9/24/73	1,415,000	[b,c]		1,664,040
Enel Finance International,
Gtd. Notes	6.00	10/7/39	805,000	[c]		929,249
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	2,200,000			2,427,614
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	355,000			394,779
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000			522,297
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	550,000			727,248
						15,145,272
Total Bonds and Notes
(cost $1,070,088,652)						1,085,663,085

Short-Term Investments—.6%
U.S. Treasury Bills:
0.03%, 10/29/15			2,845,000		[g]	2,844,502
0.05%, 8/13/15			2,410,000		[g]	2,409,981
Total Short-Term Investments
(cost $5,254,713)						5,254,483

Other Investment—1.7%			Shares			Value ($)
Registered
Investment Company;
Dreyfus Institutional
Preferred Plus
Money Market Fund
(cost $16,259,692)			16,259,692		[h]	16,259,692

TheFund 21

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—1.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $18,179,546)	18,179,546 [h]	18,179,546
Total Investments (cost $1,109,782,603)	119.1%	1,125,356,806
Liabilities, Less Cash and Receivables	(19.1%)	(180,275,064)
Net Assets	100.0%	945,081,742

GO—General Obligation
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit

a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL—Brazilian Real
b Variable rate security—interest rate subject to periodic change.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2015, these securities were valued at $154,293,458 or 16.3% of net assets.
d Security, or portion thereof, on loan.At July 31, 2015, the value of the fund’s securities on loan was $332,200,644 and the value of the collateral held by the fund was $345,197,988, consisting of cash collateral of $18,179,546 and U.S. Government & Agency securities valued at $327,018,442.
e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
f Purchased on a forward commitment basis.
g Held by or on behalf of a counterparty for open financial futures contracts.
h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
U.S. Government and Agencies/		Short-Term/Money Market Investments	4.2
Mortgage-Backed	61.1	Foreign/Governmental	3.7
Corporate Bonds	36.3	Municipal Bonds	1.3
Commercial Mortgage-Backed	7.2
Asset-Backed	5.3		119.1

† Based on net assets.
See notes to financial statements.

22

STATEMENT OF FINANCIAL FUTURES
July 31, 2015

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2015 ($)
Financial Futures Long
Australian 3 Year Bond	462	37,778,482	September 2015	89,206
U.S. Treasury 2 Year Notes	99	21,687,188	September 2015	17,125
U.S. Treasury 5 Year Notes	555	66,513,281	September 2015	416,125
Financial Futures Short
U.S. Treasury 10 Year Notes	494	(62,954,125)	September 2015	(424,820)
Gross Unrealized Appreciation				522,456
Gross Unrealized Depreciation				(424,820)

See notes to financial statements.

The Fund 23

STATEMENT OF OPTIONS WRITTEN
July 31, 2015

		Face Amount
		Covered by
		Contracts[a]	Value ($)
Call Options:
Brazilian Real,
October 2015 @ BRL 3.80		9,620,000	(124,006)
Brazilian Real,
October 2015 @ BRL 3.93	EUR	5,260,000	(145,667)
Chilean Peso,
September 2015 @ CLP 650		2,870,000	(118,801)
Colombian Peso,
August 2015 @ COP 2,650		1,440,000	(116,936)
Hungarian Forint,
September 2015 @ HUF 295		1,435,000	(6,785)
Hungarian Forint,
October 2015 @ HUF 302		1,420,000	(5,790)
Indonesian Rupiah,
September 2015 @ IDR 14,000		1,440,000	(9,490)
Malaysian Ringgit,
October 2015 @ MYR 3.95		1,415,000	(20,186)
New Zealand Dollar,
September 2015 @ NZD 1.16	AUD	4,300,000	(8,339)
New Zealand Dollar,
October 2015 @ NZD 1.15	AUD	1,910,000	(6,071)
Norwegian Krone,
August 2015 @ NOK 8.60	EUR	2,605,000	(118,708)
Norwegian Krone,
September 2015 @ NOK 9	EUR	2,520,000	(36,879)
South African Rand,
September 2015 @ ZAR 13		1,435,000	(23,484)
South African Rand,
October 2015 @ ZAR 13.5		1,420,000	(16,240)
South Korean Won,
August 2015 @ KRW 1,120		1,440,000	(57,884)
South Korean Won,
September 2015 @ KRW 1,130		4,800,000	(164,572)
South Korean Won,
September 2015 @ KRW 1,150		1,400,000	(29,537)
Swedish Krona,
October 2015 @ SEK 1.1	NOK	38,430,000	(19,261)
Swiss Franc,
September 2015 @ CHF 1.08	EUR	2,530,000	(10,028)
Swiss Franc,
October 2015 @ CHF 1.07	EUR	1,555,000	(14,485)
Turkish Lira,
September 2015 @ TRY 3.05		1,445,000	(3,617)

24

		Face Amount
		Covered by
		Contracts[a]	Value ($)
Call Options (continued):
Turkish Lira,
October 2015 @ TRY 3.03		1,415,000	(15,593)
Put Options:
Brazilian Real,
August 2015 @ BRL 2.80		1,440,000	0
Brazilian Real,
August 2015 @ BRL 2.97		1,460,000	0
Brazilian Real,
October 2015 @ BRL 3.04		1,415,000	(779)
Brazilian Real,
October 2015 @ BRL 3.47	EUR	5,260,000	(14,614)
Colombian Peso,
September 2015 @ COP 2,425		1,400,000	(14)
New Zealand Dollar,
August 2015 @ NZD 1.05	AUD	1,825,000	(76)
New Zealand Dollar,
September 2015 @ NZD 1.09	AUD	4,300,000	(19,044)
New Zealand Dollar,
October 2015 @ NZD 1.07	AUD	1,910,000	(5,843)
Polish Zloty,
October 2015 @ PLN 3.60		2,830,000	(14,301)
South Korean Won,
September 2015 @ KRW 1,080		4,800,000	(109)
Swedish Krona,
September 2015 @ SEK 1.03	NOK	22,500,000	(10,988)
Swedish Krona,
October 2015 @ SEK 1.02	NOK	38,430,000	(32,791)
(premiums received $859,713)			(1,170,918)

a Face amount denominated in U.S. Dollars unless otherwise indicated.
AUD—Australian Dollar
BRL—Brazilian Real
CHF—Swiss Franc
CLP—Chilean Peso
COP—Colombian Peso
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
KRW—South Korean Won
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
TRY—Turkish Lira
ZAR—South African Rand
See notes to financial statements.

The Fund 25

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2015

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $332,200,644)—Note 1(c):
Unaffiliated issuers		1,075,343,365 1,090,917,568
Affiliated issuers			34,439,238	34,439,238
Cash denominated in foreign currency			1,312,947	1,204,235
Receivable for investment securities sold				40,339,504
Dividends, interest and securities lending income receivable				5,914,211
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				412,305
Receivable for shares of Common Stock subscribed				83,761
Prepaid expenses				33,604
			1,173,344,426
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				519,362
Cash overdraft due to Custodian				115,239
Payable for open mortgage dollar roll transactions—Note 4				171,745,603
Payable for investment securities purchased				35,498,607
Liability for securities on loan—Note 1(c)				18,179,546
Outstanding options written, at value (premiums received
$859,713)—See Statement of Options Written—Note 4				1,170,918
Payable for shares of Common Stock redeemed				512,244
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				91,682
Payable for futures variation margin—Note 4				69,719
Accrued expenses				359,764
				228,262,684
Net Assets ($)				945,081,742
Composition of Net Assets ($):
Paid-in capital				930,419,360
Accumulated distributions in excess of investment income—net				(88,753)
Accumulated net realized gain (loss) on investments				(756,367)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions (including
$97,636 net unrealized appreciation on financial futures)				15,507,502
Net Assets ($)				945,081,742

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	638,059,839	24,609,962	236,789,484	45,622,457
Shares Outstanding	46,438,573	1,791,176	17,239,289	3,319,726
Net Asset Value Per Share ($)	13.74	13.74	13.74	13.74

See notes to financial statements.

26

STATEMENT OF OPERATIONS
Year Ended July 31, 2015

Investment Income ($):
Income:
Interest	25,449,220
Income from securities lending—Note 1(c)	83,170
Dividends;
Affiliated issuers	14,363
Total Income	25,546,753
Expenses:
Management fee—Note 3(a)	4,484,720
Shareholder servicing costs—Note 3(c)	3,078,085
Directors’ fees and expenses—Note 3(d)	247,609
Distribution fees—Note 3(b)	202,660
Professional fees	103,267
Prospectus and shareholders’ reports	101,263
Custodian fees—Note 3(c)	89,347
Registration fees	64,725
Loan commitment fees—Note 2	10,547
Miscellaneous	75,298
Total Expenses	8,457,521
Less—reduction in expenses due to undertaking—Note 3(a)	(405,870)
Less—reduction in fees due to earnings credits—Note 3(c)	(494)
Net Expenses	8,051,157
Investment Income—Net	17,495,596
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	7,199,372
Net realized gain (loss) on options transactions	616,240
Net realized gain (loss) on financial futures	(1,488,668)
Net realized gain (loss) on forward foreign currency exchange contracts	2,580,850
Net Realized Gain (Loss)	8,907,794
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(15,160,040)
Net unrealized appreciation (depreciation) on options transactions	(311,205)
Net unrealized appreciation (depreciation) on financial futures	24,610
Net unrealized appreciation (depreciation) on
forward foreign currency exchange transactions	262,119
Net Unrealized Appreciation (Depreciation)	(15,184,516)
Net Realized and Unrealized Gain (Loss) on Investments	(6,276,722)
Net Increase in Net Assets Resulting from Operations	11,218,874

See notes to financial statements.

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended July 31,
	2015	2014
Operations ($):
Investment income—net	17,495,596	20,689,085
Net realized gain (loss) on investments	8,907,794	11,969,021
Net unrealized appreciation
(depreciation) on investments	(15,184,516)	19,281,946
Net Increase (Decrease) in Net Assets
Resulting from Operations	11,218,874	51,940,052
Dividends to Shareholders from ($):
Investment income—net:
Class A	(13,210,622)	(17,278,441)
Class C	(318,485)	(459,866)
Class I	(5,246,543)	(6,795,556)
Class Y	(965,293)	(22,972)
Net realized gain on investments:
Class A	(3,536,421)	(1,089,969)
Class C	(137,480)	(43,458)
Class I	(1,140,561)	(371,231)
Class Y	(208,640)	(1)
Total Dividends	(24,764,045)	(26,061,494)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	72,323,422	63,476,392
Class C	2,234,655	1,977,190
Class I	70,605,752	34,064,358
Class Y	33,385,701	23,538,390
Dividends reinvested:
Class A	14,962,128	16,292,979
Class C	322,143	347,698
Class I	5,922,442	6,194,567
Class Y	693,928	1,344
Cost of shares redeemed:
Class A	(170,063,112)	(216,769,705)
Class C	(5,883,672)	(9,032,110)
Class I	(74,931,259)	(67,832,469)
Class Y	(10,809,403)	(596,796)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(61,237,275)	(148,338,162)
Total Increase (Decrease) in Net Assets	(74,782,446)	(122,459,604)
Net Assets ($):
Beginning of Period	1,019,864,188	1,142,323,792
End of Period	945,081,742	1,019,864,188
Undistributed (distributions in excess of)
investment income—net	(88,753)	519,560

28

		Year Ended July 31,
	2015	2014
Capital Share Transactions:
Class A
Shares sold	5,181,729	4,620,061
Shares issued for dividends reinvested	1,074,080	1,184,847
Shares redeemed	(12,206,305)	(15,862,094)
Net Increase (Decrease) in Shares Outstanding	(5,950,496)	(10,057,186)
Class C
Shares sold	160,728	143,976
Shares issued for dividends reinvested	23,139	25,294
Shares redeemed	(423,087)	(659,889)
Net Increase (Decrease) in Shares Outstanding	(239,220)	(490,619)
Class Ia,b
Shares sold	5,070,870	2,485,456
Shares issued for dividends reinvested	425,244	450,367
Shares redeemed	(5,380,606)	(4,910,203)
Net Increase (Decrease) in Shares Outstanding	115,508	(1,974,380)
Class Ya,b
Shares sold	2,408,005	1,686,131
Shares issued for dividends reinvested	49,871	96
Shares redeemed	(781,792)	(42,659)
Net Increase (Decrease) in Shares Outstanding	1,676,084	1,643,568

a During the period ended July 31, 2015, 1,338,686 Class I shares representing $18,680,003 were exchanged for
1,338,109 ClassY shares.
b During the period ended July 31, 2014, 1,685,826 Class I shares representing $23,517,274 were exchanged for
1,684,619 ClassY shares.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended July 31,
Class A Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	13.94	13.59	14.08	13.44	13.15
Investment Operations:
Investment income—net[a]	.23	.26	.26	.25	.41
Net realized and unrealized
gain (loss) on investments	(.09)	.42	(.29)	.71	.33
Total from Investment Operations	.14	.68	(.03)	.96	.74
Distributions:
Dividends from investment income—net	(.27)	(.31)	(.33)	(.32)	(.45)
Dividends from net realized
gain on investments	(.07)	(.02)	(.13)	—	—
Total Distributions	(.34)	(.33)	(.46)	(.32)	(.45)
Net asset value, end of period	13.74	13.94	13.59	14.08	13.44
Total Return (%)[b]	.97	5.06	(.24)	7.26	5.75
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91	.89	.86	.89	.88
Ratio of net expenses
to average net assets	.88	.89	.86	.89	.88
Ratio of net investment income
to average net assets	1.68	1.89	1.82	1.80	3.14
Portfolio Turnover Rate[c]	370.87	370.61	447.47	464.84	371.17
Net Assets, end of period ($ x 1,000)	638,060	730,091	848,610	990,446	1,110,179

a Based on average shares outstanding.
b Exclusive of sales charge.
c The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2015, 2014,
2013, 2012 and 2011 were 163.34%, 160.57%, 227.13%, 205.07% and 156.79%, respectively.

See notes to financial statements.

30

		Year Ended July 31,
Class C Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	13.94	13.59	14.08	13.44	13.15
Investment Operations:
Investment income—net[a]	.13	.16	.15	.15	.32
Net realized and unrealized
gain (loss) on investments	(.09)	.42	(.28)	.72	.33
Total from Investment Operations	.04	.58	(.13)	.87	.65
Distributions:
Dividends from investment income—net	(.17)	(.21)	(.23)	(.23)	(.36)
Dividends from net realized
gain on investments	(.07)	(.02)	(.13)	—	—
Total Distributions	(.24)	(.23)	(.36)	(.23)	(.36)
Net asset value, end of period	13.74	13.94	13.59	14.08	13.44
Total Return (%)[b]	.24	4.29	(.99)	6.49	5.01
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.64	1.63	1.61	1.63	1.59
Ratio of net expenses
to average net assets	1.61	1.63	1.61	1.63	1.59
Ratio of net investment income
to average net assets	.95	1.15	1.08	1.07	2.44
Portfolio Turnover Rate[c]	370.87	370.61	447.47	464.84	371.17
Net Assets, end of period ($ x 1,000)	24,610	28,295	34,259	43,439	41,001

a Based on average shares outstanding.
b Exclusive of sales charge.
c The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2015, 2014,
2013, 2012 and 2011 were 163.34%, 160.57%, 227.13%, 205.07% and 156.79%, respectively.

See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)

		Year Ended July 31,
Class I Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	13.93	13.59	14.08	13.44	13.14
Investment Operations:
Investment income—net[a]	.28	.31	.29	.28	.46
Net realized and unrealized
gain (loss) on investments	(.09)	.41	(.28)	.72	.34
Total from Investment Operations	.19	.72	.01	1.00	.80
Distributions:
Dividends from investment income—net	(.31)	(.36)	(.37)	(.36)	(.50)
Dividends from net realized
gain on investments	(.07)	(.02)	(.13)	—	—
Total Distributions	(.38)	(.38)	(.50)	(.36)	(.50)
Net asset value, end of period	13.74	13.93	13.59	14.08	13.44
Total Return (%)	1.31	5.34	.01	7.59	6.09
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.63	.62	.61	.69	.55
Ratio of net expenses
to average net assets	.55	.55	.58	.69	.55
Ratio of net investment income
to average net assets	2.02	2.23	2.12	1.99	3.46
Portfolio Turnover Rate[b]	370.87	370.61	447.47	464.84	371.17
Net Assets, end of period ($ x 1,000)	236,789	238,569	259,454	90,383	26,085

a Based on average shares outstanding.
b The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2015, 2014,
2013, 2012 and 2011 were 163.34%, 160.57%, 227.13%, 205.07% and 156.79%, respectively.

See notes to financial statements.

32

		Year Ended July 31,
Class Y Shares	2015	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	13.94	13.59	13.59
Investment Operations:
Investment income—net[b]	.30	.29	.02
Net realized and unrealized
gain (loss) on investments	(.11)	.45	.01
Total from Investment Operations	.19	.74	.03
Distributions:
Dividends from investment income—net	(.32)	(.37)	(.03)
Dividends from net realized gain on investments	(.07)	(.02)	—
Total Distributions	(.39)	(.39)	(.03)
Net asset value, end of period	13.74	13.94	13.59
Total Return (%)	1.36	5.50	.22	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.53	.52	.46	[d]
Ratio of net expenses to average net assets	.50	.52	.46	[d]
Ratio of net investment income
to average net assets	2.08	2.26	1.97	[d]
Portfolio Turnover Rate[e]	370.87	370.61	447.47
Net Assets, end of period ($ x 1,000)	45,622	22,909	1

a From July 1, 2013 (commencement of initial offering) to July 31, 2013.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2015, 2014 and 2013, were 163.34%, 160.57% and 227.13%, respectively.

See notes to financial statements.

The Fund 33

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Term Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 1.3 billion shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (500 million shares authorized), Class C (200 million shares authorized), Class I (500 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

34

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from

36

dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	50,460,430	—	50,460,430
Commercial
Mortgage-Backed	—	67,867,895	—	67,867,895
Corporate Bonds†	—	342,584,370	—	342,584,370
Foreign Government	—	34,846,542	—	34,846,542
Municipal Bonds†	—	12,298,329	—	12,298,329
Mutual Funds	34,439,238	—	—	34,439,238
Residential
Mortgage-Backed	—	181,983	—	181,983
U.S. Government
Agencies/
Mortgage-Backed	—	242,111,030	—	242,111,030
U.S. Treasury	—	340,566,989	—	340,566,989
Other Financial
Instruments:
Financial Futures††	522,456	—	—	522,456
Forward Foreign
Currency Exchange
Contracts††	—	412,305	—	412,305
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(424,820)	—	—	(424,820)
Forward Foreign
Currency Exchange
Contracts††	—	(91,682)	—	(91,682)
Options Written	—	(1,170,918)	—	(1,170,918)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

38

At July 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended July 31, 2015, The Bank of New York Mellon earned $21,933 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended July 31, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	7/31/2014 ($)	Purchases ($)	Sales ($)	7/31/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	5,785,010	490,460,452	479,985,770	16,259,692	1.7
Dreyfus
Institutional
Cash
Advantage
Fund	5,319,200	118,182,892	105,322,546	18,179,546	1.9
Total	11,104,210	608,643,344	585,308,316	34,439,238	3.6

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

40

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended July 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended July 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended July 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At July 31, 2015, the components of accumulated earnings on a tax basis were as follows: undistributed capital gains $4,226,088, accumulated other losses $2,669,908 and unrealized appreciation $13,106,202.

The tax character of distributions paid to shareholders during the fiscal periods ended July 31, 2015 and July 31, 2014 were as follows: ordinary income $23,891,551 and $24,569,448, and long-term capital gains $872,494 and $1,492,046, respectively.

During the period ended July 31, 2015, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization of premiums, paydown gains and losses on mortgage-backed securities, foreign currency transactions, dividend reclassification and consent fees, the fund increased accumulated undistributed investment income-net by $1,637,034 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 mil-

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

lion unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended July 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from August 1, 2014 through December 1, 2015 for Class I and Class Y shares, to waive receipt of its fees and/or assume the direct expenses of the fund’s Class I and Class Y shares, so that the expenses of the fund’s Class I and ClassY shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .55% and .50% of the value of the respective class’ average daily net assets. Dreyfus also waived a portion of its fees for Class A and Class C shares due to the undertakings for the other classes. The reduction in expenses, pursuant to the undertakings, amounted to $405,870 during the period ended July 31, 2015.

During the period ended July 31, 2015, the Distributor retained $2,447 from commissions earned on sales of the fund’s Class A shares and $193 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended July 31, 2015, Class C shares were charged $202,660 pursuant to the Distribution Plan.

42

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended July 31, 2015, Class A and Class C shares were charged $1,735,610 and $67,553, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended July 31, 2015, the fund was charged $201,855 for transfer agency services and $11,526 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $486.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are

The Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

determined based on net assets, geographic region and transaction activity. During the period ended July 31, 2015, the fund was charged $89,347 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended July 31, 2015, the fund was charged $4,229 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $8.

During the period ended July 31, 2015, the fund was charged $11,591 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $361,191, Distribution Plan fees $15,572, Shareholder Services Plan fees $140,766, custodian fees $42,600, Chief Compliance Officer fees $4,225 and transfer agency fees $16,158, which are offset against an expense reimbursement currently in effect in the amount of $61,150.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures and options transactions, during the period ended July 31, 2015, amounted to $4,383,354,133 and $4,530,191,188, respectively, of which $2,452,778,878 in purchases and $2,457,635,555 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages

44

with different prepayment histories than those securities sold.The fund accounts for mortgage dollar rolls as purchases and sales transactions.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively,“Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended July 31, 2015 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at July 31, 2015 are set forth in the Statement of Financial Futures.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (continued)

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment.The fund is subject to market risk, interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option.There is a risk of loss from a change in value of such options which may

46

exceed the related premiums received.This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended July 31, 2015:

		Options Terminated
	Premiums		Net Realized
Options Written:	Received ($)	Cost ($)	Gain ($)
Contracts outstanding July 31, 2014	—
Contracts written	2,025,427
Contracts terminated:
Contracts closed	827,313	549,474	277,839
Contracts expired	338,401	—	338,401
Total contracts terminated	1,165,714	549,474	616,240
Contracts outstanding July 31, 2015	859,713

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any

The Fund 47

NOTES TO FINANCIAL STATEMENTS (continued)

realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counter-party and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at July 31, 2015:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Bank of America
Euro,
Expiring
8/28/2015	1,260,000	1,389,263	1,384,291	(4,972)
Citigroup
Chilean Peso,
Expiring
9/30/2015	912,340,000	1,382,229	1,345,211	(37,018)
Indian Rupee,
Expiring
9/30/2015	294,340,000	4,545,090	4,535,772	(9,318)
Indonesian Rupiah,
Expiring
9/30/2015	19,151,290,000	1,394,291	1,398,330	4,039
Goldman Sachs
International
Australian Dollar,
Expiring
8/28/2015	1,840,000	1,338,904	1,342,639	3,735
Polish Zloty,
Expiring
9/30/2015	6,840,000	1,834,898	1,809,977	(24,921)
Swedish Krona,
Expiring
8/28/2015	780,000	91,862	90,460	(1,402)
JP Morgan Chase Bank
Mexican New Peso,
Expiring
9/30/2015	43,990,000	2,714,678	2,717,129	2,451

48

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Morgan Stanley
Capital Services
Mexican New Peso,
Expiring
9/30/2015	23,000,000	1,406,263	1,420,640	14,377
UBS
Norwegian Krone,
Expiring
8/28/2015	21,340,000	2,620,205	2,610,812	(9,393)
Sales:		Proceeds ($)
Bank of America
Euro,
Expiring
8/28/2015	813,000	896,406	893,197	3,209
Swiss Franc,
Expiring
8/28/2015	7,410,000	7,704,545	7,675,772	28,773
Barclays Bank
Euro,
Expiring
8/28/2015	1,340,000	1,477,886	1,472,182	5,704
Citigroup
Brazilian Real,
Expiring
10/2/2015	11,100,000	3,258,859	3,170,106	88,753
Colombian Peso,
Expiring
9/30/2015	7,225,680,000	2,655,524	2,499,516	156,008
Malaysian Ringgit,
Expiring
9/30/2015	5,420,000	1,406,659	1,409,974	(3,315)
South Korean Won,
Expiring
9/30/2015	3,244,360,000	2,773,986	2,767,462	6,524
Credit Suisse
International
Euro,
Expiring
8/28/2015	576,000	635,270	632,819	2,451

The Fund 49

NOTES TO FINANCIAL STATEMENTS (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales (continued):
Deutsche Bank
Hungarian Forint,
Expiring
9/30/2015	1,173,910,000	4,208,317	4,192,768	15,549
Goldman Sachs
International
Euro,
Expiring
8/28/2015	1,253,000	1,381,927	1,376,600	5,327
Singapore Dollar,
Expiring
8/28/2015	3,990,000	2,913,898	2,905,846	8,052
HSBC
New Zealand Dollar,
Expiring
8/28/2015	3,680,000	2,436,027	2,423,372	12,655
JP Morgan Chase Bank
Indian Rupee,
Expiring
9/30/2015	90,510,000	1,403,408	1,394,757	8,651
Peruvian New Sol,
Expiring
10/19/2015	9,560,000	2,959,386	2,959,355	31
South African Rand,
Expiring
9/30/2015	69,690,000	5,454,844	5,448,423	6,421
Turkish Lira,
Expiring
9/30/2015	3,500,000	1,239,070	1,240,413	(1,343)
Morgan Stanley
Capital Services
Peruvian New Sol,
Expiring
8/28/2015	27,160,000	8,510,105	8,479,850	30,255
UBS
Canadian Dollar,
Expiring
8/28/2015	1,790,000	1,373,821	1,368,394	5,427
Euro,
Expiring
8/28/2015	915,000	1,009,172	1,005,259	3,913
Gross Unrealized
Appreciation				412,305
Gross Unrealized
Depreciation				(91,682)

50

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of July 31, 2015 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1]	522,456	Interest rate risk[1]	(424,820)
Foreign exchange risk[2]	412,305	Foreign exchange risk[2,3]	(1,262,600)
Gross fair value of
derivatives contracts	934,761		(1,687,420)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
3	Outstanding options written, at value.

The effect of derivative instruments in the Statement of Operations during the period ended July 31, 2015 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Options	Forward
Underlying risk	Futures[4]	Transactions[5]	Contracts[6]	Total
Interest rate	(1,488,668)	200,806	—	(1,287,862)
Foreign
exchange	—	415,434	2,580,850	2,996,284
Total	(1,488,668)	616,240	2,580,850	1,708,422

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Options	Forward
Underlying risk	Futures[7]	Transactions[8]	Contracts[9]	Total
Interest rate	24,610	—	—	24,610
Foreign exchange	—	(311,205)	262,119	(49,086)
Total	24,610	(311,205)	262,119	(24,476)

Statement of Operations location:

4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on options transactions.
6	Net realized gain (loss) on forward foreign currency exchange contracts.
7	Net unrealized appreciation (depreciation) on financial futures.
8	Net unrealized appreciation (depreciation) on options transactions.
9	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The Fund 51

NOTES TO FINANCIAL STATEMENTS (continued)

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities.These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At July 31, 2015, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	522,456	(424,820)
Options	—	(1,170,918)
Forward contracts	412,305	(91,682)
Total gross amount of derivative assets
and liabilities in the Statement
of Assets and Liabilities	934,761	(1,687,420)
Derivatives not subject
to Master Agreements	(524,907)	424,820
Total gross amount of assets and
liabilities subject to Master Agreements	409,854	(1,262,600)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of July 31, 2015:†

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)[2]	Assets ($)
Bank of America	31,982	(4,972)	—	27,010
Barclays Bank	5,704	(5,704)	—	—
Citigroup	255,324	(106,445)	—	148,879
Deutsche Bank	15,549	(15,549)	—	—
Goldman Sachs International	17,114	(17,114)	—	—
HSBC	12,655	—	—	12,655
JP Morgan Chase Bank	17,554	(17,554)	—	—
Morgan Stanley
Capital Services	44,632	—	—	44,632
UBS	9,340	(9,340)	—	—
Total	409,854	(176,678)	—	233,176

52

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Liabilities ($)
Bank of America	(4,972)	4,972	—	—
Barclays Bank	(43,664)	5,704	—	(37,960)
Citigroup	(106,445)	106,445	—	—
Deutsche Bank	(292,401)	15,549	—	(276,852)
Goldman Sachs International	(27,116)	17,114	—	(10,002)
JP Morgan Chase Bank	(613,927)	17,554	232,000	(364,373)
UBS	(174,075)	9,340	—	(164,735)
Total	(1,262,600)	176,678	232,000	(853,922)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended July 31, 2015:

Average Market Value ($)
Interest rate financial futures	95,155,004
Interest rate options contracts	47,212
Foreign currency options contracts	185,273
Forward contracts	109,748,787

At July 31, 2015, the cost of investments for federal income tax purposes was $1,112,049,919; accordingly, accumulated net unrealized appreciation on investments was $13,306,887, consisting of $23,451,820 gross unrealized appreciation and $10,144,933 gross unrealized depreciation.

The Fund 53

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Intermediate Term Income Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments, financial futures and options written, of Dreyfus Intermediate Term Income Fund (one of the series comprising Dreyfus Investment Grade Funds, Inc.) as of July 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Intermediate Term Income Fund at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
September 28, 2015

54

IMPORTANT TAX INFORMATION (Unaudited)

The fund hereby reports 76.17% of ordinary income dividends paid during the fiscal year ended July 31, 2015 as qualifying “interest-related dividends”. Also, the fund hereby reports $.0620 per share as a short-term capital gain distribution and $.0077 per share as a long-term capital gain distribution paid on December 16, 2014.

The Fund 55

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 22-23, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment com-

56

pany data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group and Performance Universe medians for all periods except for the one- and two-year periods when it was below the medians. The Board also noted that the fund’s yield performance was at or above the Performance Group medians for seven of the ten one-year periods ended May 31 (ranking highest in the Performance Group in two of the periods) and above the Performance Universe medians for six of the ten one-year periods ended May 31. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

The Fund 57

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives noted that Dreyfus has contractually agreed, until December 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund’s Class I and Y shares, so that the expenses of the fund’s Class I and Y shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.55% and 0.50%, respectively.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

58

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  Although the Board noted the decline in relative performance in recent years, the Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 59

INFORMATION ABOUT THE RENEWAL	OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

60

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 145
———————
Francine J. Bovich (63)
Board Member (2015)†
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
Other Public Company Board Membership During Past 5Years:
• Annaly Capital Management, Inc., Board Member (May 2014-present)
No. of Portfolios for which Board Member Serves: 82
† Francine J. Bovich was elected as a Board Member on April 30, 2015.
———————
Nathan Leventhal (72)
Board Member (2009)
Principal Occupation During Past 5Years:
• President Emeritus of Lincoln Center for the Performing Arts (2001-present)
• Chairman of the Avery Fisher Artist Program (1997-2014)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Membership During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 52

The Fund 61

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Robin A. Melvin (51)
Board Member (2014)
Principal Occupation During Past 5Years:
• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; board member since 2013)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances
(1995-2012)
No. of Portfolios for which Board Member Serves: 115
———————
Roslyn M. Watson (65)
Board Member (2014)
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 68
———————
Benaree Pratt Wiley (69)
Board Member (2009)
Principal Occupation During Past 5Years:
• Principal,The Wiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Membership During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 68

62

INTERESTED BOARD MEMBERS

J. Charles Cardona (59)
Board Member (2014)
Principal Occupation During Past 5Years:
• President and a Director of the Manager (2008-present), Chairman of the Distributor (2013-
present; previously, Executive Vice President, 1997-2013), President of Dreyfus Institutional
Services Division
No. of Portfolios for which Board Member Serves: 38
J. Charles Cardona is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with The Dreyfus Corporation.
———————
Gordon J. Davis (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Membership During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-2014)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)
No. of Portfolios for which Board Member Serves: 64
Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with Venable LLP, which provides legal services to the fund.
———————
Isabel P. Dunst (68)
Board Member (2014)
Principal Occupation During Past 5Years:
• Of Counsel to the law firm of Hogan Lovells LLP (2015-present; previously, Partner, 1990-2014)
No. of Portfolios for which Board Member Serves: 38
Isabel P. Dunst is deemed to be an “interested person” (as defined under the Act) of the Company as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
George L. Perry, Emeritus Board Member

The Fund 63

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 145 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Deputy General Counsel, Investment Management, of BNY Mellon since August 2014; Chief Legal Officer of the Manager since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010 .

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. She is 59 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1991.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since July 2014.

64

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 39 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 170 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997.

The Fund 65

For More Information

Telephone Call your financial representative or 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Dreyfus
Short Term Income Fund

ANNUAL REPORT July 31, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
19	Statement of Financial Futures
20	Statement of Options Written
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
27	Financial Highlights
29	Notes to Financial Statements
49	Report of Independent Registered Public Accounting Firm
50	Important Tax Information
51	Information About the Renewal of the Fund’s Management Agreement
56	Board Members Information
59	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Short Term Income Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Short Term Income Fund, covering the 12-month period from August 1, 2014, through July 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile on their way to posting mixed returns over the reporting period. U.S. bonds rallied in late 2014 amid robust investor demand and global economic weakness, but bond prices soon reversed course in anticipation of stronger domestic and global economic conditions in the spring and summer of 2015. Stocks also encountered a degree of turbulence at times, but the recovering U.S. economy enabled them to produce positive results for the reporting period overall.

We expect economic uncertainty and bouts of market volatility to persist over the near term as some European countries continue to struggle with heavy debt burdens, China addresses a stubborn economic slowdown and stock market correction, geopolitical conflicts flare across the Middle East, and U.S. investors await the first in a series of short-term interest rate hikes.We remain more optimistic regarding the domestic economy’s longer-term outlook, which should be supported by improved consumer and business confidence as well as aggressively accommodative monetary policies from many of the world’s major central banks. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
August 17, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of August 1, 2014, through July 31, 2015, as provided by David Horsfall and David Bowser, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended July 31, 2015, Dreyfus Short Term Income Fund’s Class D shares produced a total return of 0.08%, and Class P shares produced a total return of 0.00%.1 In comparison, the fund’s benchmark, the BofA Merrill Lynch 1-5 Year Corporate/Government Index (the “Index”), achieved a total return of 1.75% for the same period.2

Fixed income securities encountered heightened volatility during the reporting period amid changing economic sentiment and supply-and-demand dynamics. Overweighted exposure to investment-grade corporate bonds weighed on the fund’s results compared to the benchmark.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities of U.S. or foreign issuers rated investment grade or the unrated equivalent as determined by Dreyfus. This may include U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including CMOs), and foreign bonds. For additional yield, the fund may invest up to 20% of its assets in fixed income securities rated below investment grade (“high yield” or “junk” bonds) to as low as Caa/CCC or the unrated equivalent as determined by Dreyfus.The fund will focus primarily on U.S. securities, but may invest up to 30% of its total assets in fixed income securities of foreign issuers, including those of issuers in emerging markets.Typically, the fund’s portfolio can be expected to have an average effective maturity and an average effective duration of three years or less.

After 2014 Rally, Bonds Faltered in 2015

The reporting period began near the start of a bond market rally in which robust demand for U.S. Treasury securities from overseas investors sent long-term interest

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

rates lower. Rates declined through the end of 2014 despite mounting evidence of accelerating economic growth as labor markets, consumer confidence, and business sentiment improved.

Investor demand began to normalize in early 2015, and strong employment data fueled inflation concerns. These developments sent long-term bond yields higher until weaker-than-expected data in other areas of the economy dashed inflation fears. In fact, U.S. GDP expanded at an anemic 0.6% annualized rate over the first quarter of 2015 due to a strengthening U.S. dollar and severe winter weather. These drags proved transitory when the economy showed renewed signs of recovery in the spring, including a 2.3% annualized GDP growth rate for the second quarter. Consequently, long-term U.S.Treasury yields climbed through the reporting period’s end, erasing previous gains. In contrast, short-term interest rates remained relatively steady, anchored by an unchanged federal funds rate between 0% and 0.25%.

In this environment, investment-grade corporate bonds fared relatively well early in the reporting period, but a rising supply of newly issued securities and volatile equity markets sparked later declines. Conversely, high yield corporate bonds, commercial mortgage-backed securities, and asset-backed securities held up well amid strong demand from investors seeking competitive yields. In overseas markets, European sovereign bonds responded positively to aggressive quantitative easing by the European Central Bank, but bonds issued by some of the region’s more peripheral nations later suffered during a dispute regarding the debt crisis in Greece.

Sector Allocations Dampened Relative Results

The fund’s underperformance compared to its benchmark was mainly due to overweighted exposure to investment-grade corporate bonds, including credits from materials producers hurt by declining global commodity prices. To a lesser extent, a modestly short average duration prevented the fund from participating more fully in the late-2014 bond market rally. Better duration-related results in 2015 were not enough to offset earlier weakness. Finally, the fund encountered mild shortfalls among sovereign bonds in Europe and Australia.

On the other hand, the fund added value over the reporting period through overweighted positions and favorable security selections among commercial mortgage-backed securities and asset-backed securities. The fund also benefited from its positions in foreign currencies, including overweighted exposure to the strengthening U.S. dollar.

4

At times, the fund employed interest-rate futures to establish its duration positioning and currency forward contracts to hedge its currency positions.

Anticipating Higher Short-Term Rates

The U.S. economic recovery has regained traction, and the Federal Reserve Board is widely expected to begin raising short-term interest rates later this year, perhaps as soon as its September meeting.Therefore, we have maintained the fund’s modestly short average duration. In addition, we have trimmed its holdings of European sovereign bonds, and we have maintained underweighted exposure to U.S.Treasury securities.We recently increased the fund’s exposure to investment-grade corporate bonds when valuations became more attractive. We have retained overweighted exposure to high yield bonds, commercial mortgages, and asset-backed securities, which historically have responded more to underlying business fundamentals than changing interest rates.

August 17, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity. Investing internationally involves special risk, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

The fund may use derivative instruments, such as options, futures, and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation which may be terminated after December 1, 2015. Had these expenses not been absorbed, the returns would have been lower.
2 Source: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The BofA
Merrill Lynch 1-5Year Corporate/Government Index is a market value-weighted index that tracks the performance of publicly placed, non-convertible, fixed-rate, coupon-bearing, investment-grade U.S. domestic debt. Maturities of the securities range from one to five years. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class D and Class P shares of Dreyfus Short
Term Income Fund on 7/31/05 to a $10,000 investment made in the BofA Merrill Lynch 1-5 Year
Corporate/Government Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
The fund invests primarily in debt securities and securities with debt-like characteristics of domestic and foreign issuers and maintains an average effective maturity and an average effective duration of three years or less.The Index is an unmanaged performance benchmark including U.S. government and fixed-coupon domestic investment-grade corporate bonds with maturities greater than or equal to one year and less than five years. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 7/31/15
	1 Year	5 Years	10 Years
Class D shares	0.08%	1.61%	2.76%
Class P shares	0.00%	1.56%	2.73%
BofA Merrill Lynch 1-5 Year
Corporate/Government Index	1.75%	1.78%	3.46%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short Term Income Fund from February 1, 2015 to July 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended July 31, 2015

	Class D	Class P
Expenses paid per $1,000†	$ 3.22	$ 3.47
Ending value (after expenses)	$ 1,000.90	$ 1,000.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended July 31, 2015

	Class D	Class P
Expenses paid per $1,000†	$ 3.26	$ 3.51
Ending value (after expenses)	$ 1,021.57	$ 1,021.32

† Expenses are equal to the fund’s annualized expense ratio of .65% for Class D and .70% for Class P, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

July 31, 2015

	Coupon	Maturity	Principal
Bonds and Notes—97.8%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Auto Receivables—8.7%
Ally Master Owner Trust,
Ser. 2010-4, Cl. A	1.26	8/15/17	780,000	[a]	780,273
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	840,000		838,635
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	415,000		418,553
AmeriCredit Automobile Receivables
Trust, Ser. 2014-1, Cl. D	2.54	6/8/20	920,000		918,885
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	655,000		666,838
AmeriCredit Automobile Receivables
Trust, Ser. 2012-2, Cl. D	3.38	4/9/18	1,200,000		1,221,994
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	1,590,000		1,629,726
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	1,310,000		1,344,828
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	440,000		443,095
Countrywide Asset-Backed
Certificates, Ser. 2004-6, Cl. 2A5	0.97	11/25/34	1,031,154	[a]	1,000,324
DT Auto Owner Trust,
Ser. 2014-2A, Cl. C	2.46	1/15/20	2,000,000	[b]	2,006,386
Exeter Automobile Receivables
Trust, Ser. 2013-2A, Cl. B	3.09	7/16/18	1,250,000	[b]	1,262,153
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	575,000		573,684
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	755,000		759,125
Santander Drive Auto Receivables
Trust, Ser. 2013-2, Cl. D	2.57	3/15/19	1,460,000		1,481,398
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	1,180,000		1,191,898
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	96,022		96,513
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	620,000		633,324
SMART Trust,
Ser. 2013-2US, Cl. A4A	1.18	2/14/19	1,540,000		1,528,630
					18,796,262

The Fund 9

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Home Equity Loans—.7%
First NLC Trust,
Ser. 2005-2, Cl. M1	0.67	9/25/35	420,000	[a]	402,878
New Century Homes Equity Loan
Trust, Ser. 2005-3, Cl. M2	0.68	7/25/35	1,050,000	[a]	1,018,819
					1,421,697
Casinos—.3%
International Game Technology,
Sr. Scd. Notes	6.25	2/15/22	720,000	[b]	711,900
Commercial Mortgage
Pass-Through Ctfs.—5.2%
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2005-6, Cl. A4	5.33	9/10/47	589,523	[a]	590,022
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-T26, Cl. A4	5.47	1/12/45	577,350	[a]	607,552
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PW17, Cl. AAB	5.70	6/11/50	402,284		403,593
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.71	12/10/49	825,000	[a]	879,280
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. AM	3.53	2/10/48	580,000		588,268
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. B	4.18	9/15/37	1,075,000	[b]	1,129,885
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E	4.37	9/15/37	640,000	[b]	595,837
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. D	4.37	9/15/37	620,000	[b]	616,324
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. BFX	3.38	12/15/19	320,000	[a,b]	324,329
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. DFX	3.38	12/15/19	725,000	[a,b]	717,737
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	1,145,000	[b]	1,155,506
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A2	2.88	2/15/47	2,490,000		2,564,935

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C13, Cl. B	4.74	11/15/46	975,000	[a]	1,058,293
					11,231,561
Consumer Discretionary—3.5%
21st Century Fox America,
Gtd. Notes	3.00	9/15/22	1,115,000		1,090,585
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	620,000		653,712
Comcast,
Gtd. Notes	5.70	7/1/19	650,000		739,069
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	1,170,000	[b]	1,297,219
Daimler Finance North America,
Gtd. Notes	1.25	1/11/16	1,130,000	[b]	1,132,849
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	395,000		393,025
Numericable-SFR,
Sr. Scd. Bonds	6.00	5/15/22	200,000	[b]	204,000
Sky,
Gtd. Notes	2.63	9/16/19	1,220,000	[b]	1,220,598
Time Warner,
Gtd. Notes	2.10	6/1/19	900,000		898,188
					7,629,245
Consumer Staples—4.2%
Altria Group,
Gtd. Notes	2.85	8/9/22	1,050,000		1,018,210
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	1,390,000		1,384,279
CVS Health,
Sr. Unscd. Notes	2.25	12/5/18	1,520,000		1,537,009
Kraft Heinz Foods,
Gtd. Notes	2.80	7/2/20	575,000	[b]	578,050
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	380,000	[b]	402,700
Pernod-Ricard,
Sr. Unscd. Notes	2.95	1/15/17	650,000	[b]	662,857

The Fund 11

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Staples (continued)
Reynolds American,
Gtd. Bonds	8.13	6/23/19	800,000	[b]	953,450
Walgreen,
Sr. Unscd. Notes	1.80	9/15/17	750,000		764,642
WM Wrigley Jr.,
Sr. Unscd. Notes	2.00	10/20/17	1,720,000	[b]	1,733,929
					9,035,126
Energy—4.5%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	535,000		585,092
Continental Resources,
Gtd. Notes	3.80	6/1/24	445,000		392,470
Energy Transfer Partners,
Sr. Unscd. Notes	4.15	10/1/20	1,235,000		1,268,268
EQT,
Sr. Unscd. Notes	8.13	6/1/19	215,000		254,737
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	1,070,000	[c]	1,051,275
Kinder Morgan
Energy Partners,
Gtd. Notes	5.95	2/15/18	1,371,000		1,487,542
Petrobras Global Finance,
Gtd. Notes	5.75	1/20/20	550,000		531,707
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	6/15/16	595,000		603,441
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	1,130,000		1,155,700
Talisman Energy,
Sr. Unscd. Bonds	3.75	2/1/21	455,000		446,979
Transocean,
Gtd. Notes	3.00	10/15/17	590,000	[a]	554,895
Unit,
Gtd. Notes	6.63	5/15/21	290,000		278,400
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	405,000		381,206
Williams Partners,
Sr. Unscd. Notes	4.00	11/15/21	450,000		451,382
Williams Partners,
Sr. Unscd. Notes	7.25	2/1/17	235,000		252,920
					9,696,014

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial—16.1%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	760,000	[b]	773,132
ABN AMRO Bank,
Sr. Unscd. Notes	4.25	2/2/17	340,000	[b]	354,164
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	925,000		1,093,921
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	212,000	[a]	209,880
ARC Properties Operating
Partnership, Gtd. Notes	2.00	2/6/17	635,000		623,094
ARC Properties Operating
Partnership, Gtd. Notes	3.00	2/6/19	1,065,000		1,020,672
Bank of America,
Sr. Unscd. Notes	1.33	1/15/19	1,335,000	[a]	1,347,681
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	2,130,000		2,157,494
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	1,020,000		1,044,566
Bank of America,
Sr. Unscd. Notes	3.88	8/1/25	665,000		672,730
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	145,000		158,725
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	365,000		383,907
Capital One,
Sr. Unscd. Notes	1.50	3/22/18	1,280,000		1,264,627
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	290,000	[c]	300,875
Citigroup,
Sr. Unscd. Notes	2.15	7/30/18	380,000		381,550
Citigroup,
Sr. Unscd. Notes	4.45	1/10/17	1,000,000		1,042,417
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	505,000		566,595
DDR,
Sr. Unscd. Notes	4.75	4/15/18	650,000		690,903
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	575,000	[b]	600,875
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	575,000		611,828

The Fund 13

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
ERAC USA Finance,
Gtd. Notes	5.90	11/15/15	1,100,000	[b]	1,115,301
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.12	3/12/19	1,975,000	[a]	1,962,040
General Electric Capital,
Gtd. Notes	0.80	1/14/19	1,195,000	[a]	1,195,471
General Electric Capital,
Gtd. Debs	6.38	11/15/67	2,965,000	[a]	3,183,669
Goldman Sachs Group,
Sr. Unscd. Notes	1.37	11/15/18	1,295,000	[a]	1,303,916
Goldman Sachs Group,
Sr. Unscd. Notes	1.88	11/29/23	1,250,000	[a]	1,281,552
Goldman Sachs Group,
Sr. Unscd. Notes	2.38	1/22/18	625,000		634,418
Goldman Sachs Group,
Sr. Unscd. Notes	2.55	10/23/19	725,000		729,757
Health Care REIT,
Sr. Unscd. Notes	2.25	3/15/18	490,000		493,032
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	1,075,000		1,141,941
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	400,000	[b]	412,158
Liberty Mutual Group,
Gtd. Notes	4.95	5/1/22	565,000	[b]	616,177
Morgan Stanley,
Sr. Unscd. Notes	2.13	4/25/18	570,000		574,430
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	560,000		631,110
PNC Bank,
Sr. Unscd. Notes	2.20	1/28/19	600,000		604,957
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	725,000		726,248
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	1,210,000	[a]	1,337,684
Synchrony Financial,
Sr. Unscd. Notes	3.00	8/15/19	565,000		569,997
Wells Fargo Bank & Company,
Sub. Bonds	2.60	7/22/20	860,000		864,637
					34,678,131

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental—2.8%
Brazilian Government,
Sr. Unscd. Bonds	4.88	1/22/21	520,000		537,940
Comision Federal de Electricidad,
Sr. Unscd. Notes	4.88	1/15/24	1,230,000	[b]	1,283,812
Hungarian Development Bank,
Govt. Gtd. Notes	6.25	10/21/20	645,000	[b]	723,954
Korea Development Bank,
Sr. Unscd. Notes	2.25	8/7/17	1,200,000		1,215,330
Petroleos Mexicanos,
Gtd. Notes	3.50	7/18/18	1,100,000		1,131,625
Portuguese Government,
Unscd. Notes	5.13	10/15/24	605,000	[b]	640,726
Uruguayan Government,
Sr. Unscd. Notes	4.50	8/14/24	520,000		549,900
					6,083,287
Health Care—2.3%
Anthem,
Sr. Unscd. Notes	2.30	7/15/18	815,000		816,940
Becton Dickinson and Company,
Sr. Unscd. Notes	2.68	12/15/19	900,000		907,412
Fresenius Medical Care
US Finance II, Gtd. Notes	4.13	10/15/20	370,000	[b]	379,250
Medtronic,
Gtd. Notes	2.50	3/15/20	1,190,000	[b]	1,197,797
Zimmer Biomet Holdings,
Sr. Unscd. Notes	2.70	4/1/20	1,660,000		1,656,011
					4,957,410
Industrial—.5%
AECOM,
Gtd. Notes	5.75	10/15/22	585,000	[b]	595,238
Waste Management,
Gtd. Notes	6.10	3/15/18	365,000		406,828
					1,002,066
Materials—.8%
Freeport-McMoRan,
Sr. Unscd. Notes	2.15	3/1/17	195,000		189,881
Freeport-McMoRan,
Sr. Unscd. Notes	3.55	3/1/22	430,000		362,813

The Fund 15

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Materials (continued)
Glencore Funding,
Gtd. Notes	2.50	1/15/19	580,000	[b]	567,928
Vale Overseas,
Gtd. Notes	6.25	1/23/17	600,000		631,627
					1,752,249
Residential Mortgage
Pass-Through Ctfs.—.1%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	76,003		77,464
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	2.48	12/25/34	146,344	[a]	140,368
					217,832
Telecommunication Services—1.5%
AT&T,
Sr. Unscd. Notes	1.19	11/27/18	545,000	[a]	547,189
AT&T,
Sr. Unscd. Notes	3.88	8/15/21	525,000		541,311
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	645,000	[b]	609,525
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	505,000		503,422
Verizon Communications,
Sr. Unscd. Notes	3.65	9/14/18	1,040,000		1,094,035
					3,295,482
U.S. Government Agencies—2.4%
Federal National Mortgage
Association, Notes	0.88	8/28/17	5,100,000	[d]	5,111,506
U.S. Government Agencies/
Mortgage-Backed—.0%
Federal National Mortgage Association
Gtd. Pass-Through Ctfs.,
REMIC, Ser. 2003-49,
Cl. JE, 3.00%, 4/25/33			65,382	[d]	67,003
Government National Mortgage Association II:
7.00%, 12/20/30—4/20/31			7,206		8,790
7.50%, 11/20/29—12/20/30			7,496		9,288
					85,081

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government
Securities—42.9%
U.S. Treasury Notes:
0.25%, 5/15/16			120,000		119,991
0.75%, 1/15/17			40,735,000	[c]	40,875,047
1.50%, 12/31/18			7,185,000		7,266,392
1.75%, 10/31/18			4,670,000	[c]	4,768,145
2.63%, 1/31/18			37,845,000	[c]	39,515,516
					92,545,091
Utilities—1.3%
Dynegy,
Gtd. Notes	6.75	11/1/19	425,000	[b]	440,937
Enel,
Sub. Bonds	8.75	9/24/73	300,000	[a,b]	352,800
Exelon Generation,
Sr. Unscd. Notes	6.20	10/1/17	515,000		561,827
Sempra Energy,
Sr. Unscd. Notes	2.40	3/15/20	985,000		979,512
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	435,000		454,315
					2,789,391
Total Bonds and Notes
(cost $210,591,656)					211,039,331

Short-Term Investments—.2%
U.S. Treasury Bills:
0.04%, 8/13/15			370,000	[e]	369,997
0.04%, 10/29/15			135,000	[e]	134,976
Total Short-Term Investments
(cost $504,983)					504,973

Other Investment—1.7%			Shares		Value ($)
Registered
Investment Company;
Dreyfus Institutional
Preferred Plus
Money Market Fund
(cost $3,604,614)			3,604,614	[f]	3,604,614

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $378,400)	378,400 [f]	378,400
Total Investments (cost $215,079,653)	99.9%	215,527,318
Cash and Receivables (Net)	.1%	221,444
Net Assets	100.0%	215,748,762

REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2015, these securities were valued at $27,369,483 or 12.7% of net assets.
c Security, or portion thereof, on loan.At July 31, 2015, the value of the fund’s securities on loan was $82,295,715 and the value of the collateral held by the fund was $84,729,441, consisting of cash collateral of $378,400 and
U.S. Government & Agency securities valued at $84,351,041.
d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
e Held by or on behalf of a counterparty for open financial futures contracts.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government & Agencies	45.3	Short-Term/
Corporate Bonds	35.0	Money Market Investments	2.1
Asset/Mortgage-Backed	9.4	Residential Mortgage-Backed	.1
Commercial Mortgage-Backed	5.2
Foreign/Governmental	2.8		99.9

† Based on net assets.
See notes to financial statements.

18

STATEMENT OF FINANCIAL FUTURES
July 31, 2015

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2015 ($)
Financial Futures Long
Australian 3 Year Bond	53	4,333,895	September 2015	11,717
U.S. Treasury 2 Year Notes	66	14,458,125	September 2015	(6,302)
Financial Futures Short
U.S. Treasury 10 Year Notes	136	17,331,500	September 2015	(21,227)
Gross Unrealized Appreciation				11,717
Gross Unrealized Depreciation				(27,529)

See notes to financial statements.

The Fund 19

STATEMENT OF OPTIONS WRITTEN
July 31, 2015

		Face Amount
		Covered by
		Contracts[a]	Value ($)
Call Options:
Brazilian Real,
October 2015 @ BRL 3.8		735,000	(9,476)
Brazilian Real,
October 2015 @ BRL 3.93	EUR	600,000	(16,616)
Chilean Peso,
September 2015 @ CLP 650		330,000	(13,660)
Colombian Peso,
August 2015 @ COP 2,650		220,000	(17,865)
Hungarian Forint,
September 2015 @ HUF 295		220,000	(1,040)
Hungarian Forint,
October 2015 @ HUF 302		220,000	(897)
Indonesian Rupiah,
September 2015 @ IDR 140		220,000	(1,450)
Malaysian Ringgit,
October 2015 @ MYR 3.95		215,000	(3,067)
New Zealand Dollar,
September 2015 @ NZD 1.16	AUD	490,000	(950)
New Zealand Dollar,
October 2015 @ NZD 1.15	AUD	290,000	(922)
Norwegian Krone,
August 2015 @ NOK 8.6	EUR	300,000	(13,671)
Norwegian Krone,
September 2015 @ NOK 9	EUR	290,000	(4,244)
South African Rand,
September 2015 @ ZAR 13		220,000	(3,600)
South African Rand,
October 2015 @ ZAR 13.5		220,000	(2,516)
South Korean Won,
August 2015 @ KRW 1,120		225,000	(9,044)

20

		Face Amount
		Covered by
		Contracts[a]	Value ($)
Call Options (continued):
South Korean Won,
September 2015 @ KRW 1,130		500,000	(17,143)
South Korean Won,
September 2015 @ KRW 1,150		220,000	(4,642)
Swedish Krona,
October 2015 @ SEK 1.1	NOK	4,420,000	(2,215)
Swiss Franc,
September 2015 @ CHF 1.08	EUR	330,000	(1,308)
Swiss Franc,
October 2015 @ CHF 1.07	EUR	235,000	(2,189)
Turkish Lira,
September 2015 @ TRY 3.05		220,000	(551)
Turkish Lira,
October 2015 @ TRY 3.03		215,000	(2,369)
Put Options:
Brazilian Real,
August 2015 @ BRL 2.8		225,000	0
Brazilian Real,
August 2015 @ BRL 2.97		225,000	0
Brazilian Real,
October 2015 @ BRL 3.04		215,000	(118)
Brazilian Real,
October 2015 @ BRL 3.47	EUR	600,000	(1,667)
Colombian Peso,
September 2015 @ COP 2,425		220,000	(2)
New Zealand Dollar,
August 2015 @ NZD 1.05	AUD	280,000	(12)
New Zealand Dollar,
September 2015 @ NZD 1.09	AUD	490,000	(2,170)

The Fund 21

STATEMENT OF OPTIONS WRITTEN (continued)

		Face Amount
		Covered by
		Contracts[a]	Value ($)
Put Options (continued):
New Zealand Dollar,
October 2015 @ NZD 1.07	AUD	290,000	(887)
Polish Zloty,
October 2015 @ PLN 3.6		325,000	(1,642)
South Korean Won,
September 2015 @ KRW 1,080		500,000	(11)
Swedish Krona,
September 2015 @ SEK 1.03	NOK	2,600,000	(1,270)
Swedish Krona,
October 2015 @ SEK 1.02	NOK	4,420,000	(3,771)
(premiums received $103,277)			(140,985)

a Face amount denominated in U.S. Dollars unless otherwise indicated.
AUD—Australian Dollar
BRL—Brazilian Real
CHF—Swiss Franc
CLP—Chilean Peso
COP—Colombian Peso
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
KRW—South Korean Won
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
TRY—Turkish Lira
ZAR—South African Rand
See notes to financial statements.

22

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2015

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $82,295,715)—Note 1(c):
Unaffiliated issuers	211,096,639	211,544,304
Affiliated issuers	3,983,014	3,983,014
Cash		101,761
Cash denominated in foreign currency	86,923	82,779
Dividends, interest and securities lending income receivable		904,302
Receivable for shares of Common Stock subscribed		36,550
Receivable for investment securities sold		36,099
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		32,729
Prepaid expenses		21,551
		216,743,089
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		115,765
Liability for securities on loan—Note 1(c)		378,400
Payable for shares of Common Stock redeemed		152,700
Outstanding options written, at value (premiums received
$103,277)—See Statement of Options Written—Note 4		140,985
Payable for futures variation margin—Note 4		66,883
Payable for investment securities purchased		39,661
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		11,387
Accrued expenses		88,546
		994,327
Net Assets ($)		215,748,762
Composition of Net Assets ($):
Paid-in capital		235,361,626
Accumulated distributions in excess of investment income—net		(238,553)
Accumulated net realized gain (loss) on investments		(19,782,266)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions [including
($15,812) net unrealized (depreciation) on financial futures]		407,955
Net Assets ($)		215,748,762

Net Asset Value Per Share
	Class D	Class P
Net Assets ($)	215,323,366	425,396
Shares Outstanding	20,552,540	40,540
Net Asset Value Per Share ($)	10.48	10.49

See notes to financial statements.

The Fund 23

STATEMENT OF OPERATIONS
Year Ended July 31, 2015

Investment Income ($):
Income:
Interest (net of $561 foreign taxes withheld at source)	4,203,171
Income from securities lending—Note 1(c)	17,985
Dividends;
Affiliated issuers	2,083
Total Income	4,223,239
Expenses:
Management fee—Note 3(a)	1,153,499
Shareholder servicing costs—Note 3(b)	645,534
Professional fees	71,689
Directors’ fees and expenses—Note 3(c)	59,455
Registration fees	39,502
Prospectus and shareholders’ reports	37,585
Custodian fees—Note 3(b)	21,990
Loan commitment fees—Note 2	2,372
Miscellaneous	43,831
Total Expenses	2,075,457
Less—reduction in expenses due to undertaking—Note 3(a)	(572,555)
Less—reduction in fees due to earnings credits—Note 3(b)	(194)
Net Expenses	1,502,708
Investment Income—Net	2,720,531
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(211,824)
Net realized gain (loss) on financial futures	(599,309)
Net realized gain (loss) on options transactions	57,809
Net realized gain (loss) on forward foreign currency exchange contracts	320,860
Net Realized Gain (Loss)	(432,464)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(2,027,874)
Net unrealized appreciation (depreciation) on financial futures	(131,048)
Net unrealized appreciation (depreciation) on options transactions	(37,708)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	7,410
Net Unrealized Appreciation (Depreciation)	(2,189,220)
Net Realized and Unrealized Gain (Loss) on Investments	(2,621,684)
Net Increase in Net Assets Resulting from Operations	98,847

See notes to financial statements.

24

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended July 31,
	2015	2014
Operations ($):
Investment income—net	2,720,531	3,159,043
Net realized gain (loss) on investments	(432,464)	(763,283)
Net unrealized appreciation
(depreciation) on investments	(2,189,220)	2,232,989
Net Increase (Decrease) in Net Assets
Resulting from Operations	98,847	4,628,749
Dividends to Shareholders from ($):
Investment income—net:
Class D	(3,634,599)	(4,325,354)
Class P	(6,797)	(10,725)
Net realized gain on investments:
Class D	—	(210,433)
Class P	—	(424)
Total Dividends	(3,641,396)	(4,546,936)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class D	31,692,922	54,755,229
Class P	42	74,862
Dividends reinvested:
Class D	3,347,893	4,190,061
Class P	6,596	8,650
Cost of shares redeemed:
Class D	(59,414,428)	(65,964,273)
Class P	(101,744)	(360,095)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(24,468,719)	(7,295,566)
Total Increase (Decrease) in Net Assets	(28,011,268)	(7,213,753)
Net Assets ($):
Beginning of Period	243,760,030	250,973,783
End of Period	215,748,762	243,760,030
Undistributed (distributions in excess of)
investment income—net	(238,553)	16,149

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS (continued)

		Year Ended July 31,
	2015	2014
Capital Share Transactions:
Class D
Shares sold	3,001,602	5,145,554
Shares issued for dividends reinvested	317,356	393,499
Shares redeemed	(5,630,699)	(6,197,689)
Net Increase (Decrease) in Shares Outstanding	(2,311,741)	(658,636)
Class P
Shares sold	4	7,023
Shares issued for dividends reinvested	624	812
Shares redeemed	(9,592)	(33,737)
Net Increase (Decrease) in Shares Outstanding	(8,964)	(25,902)

See notes to financial statements.

26

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended July 31,
Class D Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	10.64	10.64	10.72	10.76	10.78
Investment Operations:
Investment income—net[a]	.12	.14	.16	.14	.23
Net realized and unrealized
gain (loss) on investments	(.11)	.06	.02	.05	.06
Total from Investment Operations	.01	.20	.18	.19	.29
Distributions:
Dividends from investment income—net	(.17)	(.19)	(.24)	(.23)	(.31)
Dividends from net realized
gain on investments	—	(.01)	(.02)	—	—
Total Distributions	(.17)	(.20)	(.26)	(.23)	(.31)
Net asset value, end of period	10.48	10.64	10.64	10.72	10.76
Total Return (%)	.08	1.94	1.60	1.80	2.67
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90	.89	.89	.90	.90
Ratio of net expenses
to average net assets	.65	.65	.69	.90	.90
Ratio of net investment income
to average net assets	1.18	1.27	1.52	1.33	2.11
Portfolio Turnover Rate	94.92	175.95	109.51[b] 173.05[b]		118.74
Net Assets, end of period ($ x 1,000)	215,323	243,233	250,171	250,850	261,652

a Based on average shares outstanding.
b The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2013 and
2012 were 106.46% and 160.80%, respectively.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

		Year Ended July 31,
Class P Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	10.65	10.65	10.74	10.77	10.79
Investment Operations:
Investment income—net[a]	.12	.14	.16	.14	.23
Net realized and unrealized
gain (loss) on investments	(.12)	.05	.00 [b]	.06	.05
Total from Investment Operations	—	.19	.16	.20	.28
Distributions:
Dividends from investment income—net	(.16)	(.18)	(.23)	(.23)	(.30)
Dividends from net realized
gain on investments	—	(.01)	(.02)	—	—
Total Distributions	(.16)	(.19)	(.25)	(.23)	(.30)
Net asset value, end of period	10.49	10.65	10.65	10.74	10.77
Total Return (%)	.00 [c]	1.79	1.56	1.85	2.65
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.04	1.01	.93	.95	.93
Ratio of net expenses
to average net assets	.70	.70	.74	.95	.93
Ratio of net investment income
to average net assets	1.13	1.26	1.50	1.30	2.09
Portfolio Turnover Rate	94.92	175.95	109.51[d] 173.05[d]		118.74
Net Assets, end of period ($ x 1,000)	425	527	803	1,153	1,047

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Amount represents less than .01%.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2013 and
2012 were 106.46% and 160.80%, respectively.

See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Short Term Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue 800 million shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class D (500 million shares authorized) and Class P (300 million shares authorized).Class D and Class P shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”)

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

30

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

32

The following is a summary of the inputs used as of July 31, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	20,217,959	—	20,217,959
Commercial
Mortgage-Backed	—	11,231,561	—	11,231,561
Corporate Bonds†	—	75,547,014	—	75,547,014
Foreign Government	—	6,083,287	—	6,083,287
Mutual Funds	3,983,014	—	—	3,983,014
Residential
Mortgage-Backed	—	217,832	—	217,832
U.S. Government
Agencies/
Mortgage-Backed	—	5,196,587	—	5,196,587
U.S. Treasury	—	93,050,064	—	93,050,064
Other Financial
Instruments:
Financial Futures††	11,717	—	—	11,717
Forward Foreign
Currency Exchange
Contracts††	—	32,729	—	32,729
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(27,529)	—	—	(27,529)
Forward Foreign
Currency Exchange
Contracts††	—	(11,387)	—	(11,387)
Options Written	—	(140,985)	—	(140,985)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

At July 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest

34

and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended July 31, 2015, The Bank of New York Mellon earned $4,372 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended July 31, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	7/31/2014 ($)	Purchases ($)	Sales ($)	7/31/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,493,113	72,984,290	70,872,789	3,604,614	1.7
Dreyfus
Institutional
Cash Advantage
Fund	1,149,200	66,440,250	67,211,050	378,400.2
Total	2,642,313	139,424,540	138,083,839	3,983,014	1.9

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended July 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended July 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended July 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At July 31, 2015, the components of accumulated earnings on a tax basis were as follows: accumulated capital losses $18,808,729 and unrealized depreciation $565,582. In addition, the fund deferred for tax purposes late year ordinary losses of $238,553 to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2015. If not applied, $4,178,299 of the carryover expires in fiscal year 2016, $5,740,844 expires in fiscal

36

year 2017 and $4,860,107 expires in fiscal year 2018. The fund has $962,865 of post-enactment short-term capital losses and $3,066,614 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended July 31, 2015 and July 31, 2014 were as follows: ordinary income $3,641,396 and $4,546,936, respectively.

During the period ended July 31, 2015, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization of premiums, paydown gains and losses on mortgage-backed securities, consent fees, a capital loss carryover expiration and foreign currency transactions, the fund increased accumulated undistributed investment income-net by $666,163, increased accumulated net realized gain (loss) on investments by $6,736,802 and decreased paid-in capital by $7,402,965. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended July 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from August 1, 2014 through December 1, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of neither class (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $572,555 during the period ended July 31, 2015.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .20% of the value of the average daily net assets of Class D shares and .25% of the value of the average daily net assets of Class P shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended July 31, 2015, Class D and Class P shares were charged $460,498 and $1,127 respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended July 31, 2015, the fund was charged $95,475 for transfer agency services and $4,524

38

for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $191.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended July 31, 2015, the fund was charged $21,990 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended July 31, 2015, the fund was charged $1,707 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $3.

During the period ended July 31, 2015, the fund was charged $11,591 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $91,995, Shareholder Services Plan fees $36,816, custodian fees $12,015, Chief Compliance Officer fees $4,225 and transfer agency fees $14,055, which are offset against an expense reimbursement currently in effect in the amount of $43,341.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures and options transactions during the period ended July 31, 2015, amounted to $215,949,337 and $242,047,844, respectively.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively,“Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended July 31, 2015 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at July 31, 2015 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies or as a substitute for an investment. The fund is subject to market risk and cur-

40

rency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received.This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

exposure to the counterparty.The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended July 31, 2015:

		Options Terminated
	Premiums		Net Realized
Options Written:	Received ($)	Cost ($)	Gain ($)
Contracts outstanding July 31, 2014	—
Contracts written	268,499
Contracts terminated:
Contracts closed	149,623	107,413	42,210
Contracts expired	15,599	—	15,599
Total contracts terminated	165,222	107,413	57,809
Contracts outstanding July 31, 2015	103,277

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is

42

generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counter-party and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at July 31, 2015:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Bank of America
Polish Zloty,
Expiring
9/30/2015	440,000	118,032	116,431	(1,601)
Citigroup
Chilean Peso,
Expiring
9/30/2015	104,180,000	157,837	153,609	(4,228)
Indian Rupee,
Expiring
9/30/2015	31,450,000	485,639	484,644	(995)
Indonesian Rupiah,
Expiring
9/30/2015	2,935,310,000	213,702	214,321	619
Goldman Sachs
International
Australian Dollar,
Expiring
8/28/2015	210,000	152,809	153,236	427
Polish Zloty,
Expiring
9/30/2015	840,000	225,338	222,278	(3,060)
JP Morgan Chase Bank
Mexican New Peso,
Expiring
9/30/2015	4,910,000	303,002	303,276	274
Morgan Stanley
Capital Services
Mexican New Peso,
Expiring
9/30/2015	2,630,000	160,803	162,447	1,644
UBS
Norwegian Krone,
Expiring
8/28/2015	2,480,000	304,504	303,412	(1,092)

The Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
Bank of
America
Euro,
Expiring
8/28/2015	10,000	11,026	10,986	40
Swiss Franc,
Expiring
8/28/2015	830,000	862,992	859,769	3,223
Barclays Bank
Euro,
Expiring
8/28/2015	17,000	18,749	18,677	72
Citigroup
Colombian Peso,
Expiring
9/30/2015	863,940,000	317,508	298,855	18,653
Malaysian Ringgit,
Expiring
9/30/2015	420,000	109,003	109,260	(257)
South Korean Won,
Expiring
9/30/2015	371,980,000	318,050	317,302	748
Credit Suisse
International
Euro,
Expiring
8/28/2015	7,000	7,720	7,691	29
Deutsche Bank
Hungarian Forint,
Expiring
9/30/2015	47,160,000	169,063	168,438	625
Goldman Sachs
International
Euro,
Expiring
8/28/2015	15,000	16,543	16,480	63
Singapore Dollar,
Expiring
8/28/2015	460,000	335,938	335,010	928
Turkish Lira,
Expiring
9/30/2015	300,000	106,167	106,321	(154)
HSBC
New Zealand Dollar,
Expiring
8/28/2015	480,000	317,743	316,092	1,651

44

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales (continued):
JP Morgan Chase Bank
Indian Rupee,
Expiring
9/30/2015	11,030,000	171,026	169,972	1,054
Peruvian New Sol,
Expiring
10/19/2015	4,260,000	1,318,722	1,318,709	13
South African Rand,
Expiring
9/30/2015	8,230,000	644,187	643,428	759
Morgan Stanley
Capital Services
Hungarian Forint,
Expiring
9/30/2015	95,100,000	340,915	339,662	1,253
UBS
Canadian Dollar,
Expiring
8/28/2015	200,000	153,500	152,893	607
Euro,
Expiring
8/28/2015	11,000	12,132	12,085	47
Gross Unrealized
Appreciation				32,729
Gross Unrealized
Depreciation				(11,387)

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of July 31, 2015 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Foreign exchange risk[1]	32,729	Foreign exchange risk[1,2]	(152,372)
Interest rate risk[3]	11,717	Interest rate risk[3]	(27,529)
Gross fair value of
derivatives contracts	44,446		(179,901)

Statement of Assets and Liabilities location:

1	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
2	Outstanding options written, at value.
3	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (continued)

The effect of derivative instruments in the Statement of Operations during the period ended July 31, 2015 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Options	Forward
Underlying risk	Futures[4]	Transactions[5]	Contracts[6]	Total
Interest rate	(599,309)	—	—	(599,309)
Foreign exchange	—	57,809	320,860	378,669
Total	(599,309)	57,809	320,860	(220,640)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Options	Forward
Underlying risk	Futures[7]	Transactions[8]	Contracts[9]	Total
Interest rate	(131,048)	—	—	(131,048)
Foreign exchange	—	(37,708)	7,410	(30,298)
Total	(131,048)	(37,708)	7,410	(161,346)

Statement of Operations location:

4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on options transactions.
6	Net realized gain (loss) on forward foreign currency exchange contracts.
7	Net unrealized appreciation (depreciation) on financial futures.
8	Net unrealized appreciation (depreciation) on options transactions.
9	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities.These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At July 31, 2015, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	11,717	(27,529)
Options	—	(140,985)
Forward contracts	32,729	(11,387)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	44,446	(179,901)

46

Derivative Financial Instruments (continued):	Assets ($)	Liabilities ($)
Derivatives not subject
to Master Agreements	(11,746)	27,529
Total gross amount of assets and
liabilities subject to Master Agreements	32,700	(152,372)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of July 31, 2015:†

		Financial
		Instruments
		and
		Derivatives
Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)	Assets ($)
Bank of America	3,263	(1,601)	—	1,662
Barclays Bank	72	(72)	—	—
Citigroup	20,020	(13,493)	—	6,527
Deutsche Bank	625	(625)	—	—
Goldman Sachs International	1,418	(1,418)	—	—
HSBC	1,651	—	—	1,651
JP Morgan Chase Bank	2,100	(2,100)	—	—
Morgan Stanley Capital Services	2,897	—	—	2,897
UBS	654	(654)	—	—
Total	32,700	(19,963)	—	12,737

		Financial
		Instruments
		and
		Derivatives
Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Bank of America	(1,601)	1,601	—	—
Barclays Bank	(5,284)	72	—	(5,212)
Citigroup	(13,493)	13,493	—	—
Deutsche Bank	(39,688)	625	—	(39,063)
Goldman Sachs International	(3,336)	1,418	—	(1,918)
JP Morgan Chase Bank	(70,724)	2,100	—	(68,624)
UBS	(18,246)	654	—	(17,592)
Total	(152,372)	19,963	—	(132,409)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The Fund 47

NOTES TO FINANCIAL STATEMENTS (continued)

The following summarizes the average market value of derivatives outstanding during the period ended July 31, 2015:

Average Market Value ($)
Interest rate financial futures	38,934,586
Foreign currency options contracts	18,224
Interest rate options contracts	10,656
Forward contracts	6,270,397

At July 31, 2015, the cost of investments for federal income tax purposes was $216,079,334; accordingly, accumulated net unrealized depreciation on investments was $552,016, consisting of $1,402,381 gross unrealized appreciation and $1,954,397 gross unrealized depreciation.

48

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Short Term Income Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments, financial futures and options written, of Dreyfus Short Term Income Fund (one of the series comprising Dreyfus Investment Grade Funds, Inc.) as of July 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Short Term Income Fund at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

The Fund 49

IMPORTANT TAX INFORMATION (Unaudited)

The fund hereby reports 83.03% of ordinary income dividends paid during the fiscal year ended July 31, 2015 as qualifying “interest-related dividends”.

50

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 22-23, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

The Fund 51

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or below the Performance Group median for all periods except for the three-year period when it was above the median, and above the Performance Universe median for all periods except for the one- and two-year periods when it was below the median.The Board also noted that the fund’s yield was above the Performance Group and Performance Universe medians for all periods ended May 31 (ranking highest in the Performance Group in one of the periods). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below the Expense

52

Group and Expense Universe medians and the fund’s total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until December 1, 2015, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.45% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the

The Fund 53

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

54

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 55

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 145
———————
Francine J. Bovich (63)
Board Member (2015)†
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
Other Public Company Board Membership During Past 5Years:
• Annaly Capital Management, Inc., Board Member (May 2014-present)
No. of Portfolios for which Board Member Serves: 82
† Francine J. Bovich was elected as a Board Member on April 30, 2015.
———————
Nathan Leventhal (72)
Board Member (2009)
Principal Occupation During Past 5Years:
• President Emeritus of Lincoln Center for the Performing Arts (2001-present)
• Chairman of the Avery Fisher Artist Program (1997-2014)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Membership During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 52

56

Robin A. Melvin (51)
Board Member (2014)
Principal Occupation During Past 5Years:
• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; board member since 2013)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 115
———————
Roslyn M. Watson (65)
Board Member (2014)
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 68
———————
Benaree Pratt Wiley (69)
Board Member (2009)
Principal Occupation During Past 5Years:
• Principal,The Wiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Membership During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 68

The Fund 57

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBERS

J. Charles Cardona (59)
Board Member (2014)
Principal Occupation During Past 5Years:
• President and a Director of the Manager (2008-present), Chairman of the Distributor (2013-
present; previously, Executive Vice President, 1997-2013), President of Dreyfus Institutional
Services Division
No. of Portfolios for which Board Member Serves: 38

J. Charles Cardona is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with The Dreyfus Corporation.
———————
Gordon J. Davis (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Membership During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-2014)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)
No. of Portfolios for which Board Member Serves: 64

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with Venable LLP, which provides legal services to the Company.
———————
Isabel P. Dunst (68)
Board Member (2014)
Principal Occupation During Past 5Years:
• Of Counsel to the law firm of Hogan Lovells LLP (2015-present; previously, Partner, 1990-2014)
No. of Portfolios for which Board Member Serves: 38

Isabel P. Dunst is deemed to be an “interested person” (as defined under the Act) of the Company as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
George L. Perry, Emeritus Board Member

58

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 145 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Deputy General Counsel, Investment Management, of BNY Mellon since August 2014; Chief Legal Officer of the Manager since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. She is 59 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1991.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since July 2014.

The Fund 59

OFFICERS OF THE FUND (Unaudited) (continued)

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 39 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 170 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 170 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

60

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $116,082 in 2014 and $118,983 in 2015.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $36,360 in 2014 and $18,819 in 2015. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $18,656 in 2014 and $16,213 in 2015. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $8,538 in 2014 and $20,233 in 2015. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2014 and $0 in 2015.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

(g) Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $34,872,077 in 2014 and $20,657,748 in 2015.

(h) Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    September 23, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    September 23, 2015

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)